                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03073

                              SECURITY CASH FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY CASH FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                               SECURITY FUNDS(SM)

SEMI-ANNUAL REPORT
JUNE 30, 2006

-     SECURITY INCOME FUND

      -     CAPITAL PRESERVATION SERIES

      -     DIVERSIFIED INCOME SERIES

      -     HIGH YIELD SERIES

      -     INCOME OPPORTUNITY SERIES

-     SECURITY CASH FUND

                            [SECURITY BENEFIT LOGO]

                           Security Distributors, Inc.

                              SECURITY INCOME FUND
                               SECURITY CASH FUND
                                  JUNE 30, 2006
                               SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS

Chairman's Letter.........................................      2
Security Income Fund
  Capital Preservation Series.............................      3
  Diversified Income Series...............................     15
  High Yield Series.......................................     25
  Income Opportunity Series...............................     37
Security Cash Fund........................................     51
Notes to Financial Statements.............................     59
Directors and Officers....................................     65

Chairman's Letter
August 15, 2006

                          [PHOTO OF MICHAEL G. ODLUM]

                                Michael G. Odlum
                          Acting Chairman of the Board

TO OUR SHAREHOLDERS:

Interest rates rose across the maturity spectrum in each of the first two quarters of 2006. The markets reacted to a Fed policy of continued tightening as well as early indications of a rising inflationary environment. In the first quarter, stocks were actually beneficiaries of stronger than expected economic growth and corporate earnings but gave back some of those gains during the second quarter as growth expectations tempered but inflation concerns persisted. Over the entire period stock ended up on the plus side with small cap stocks continuing to outperform their larger cap brethren. International stocks also performed very well on average. Bonds were generally weaker given the rise in interest rates, but the high yield sector had positive returns.

Interest rates on U.S. Treasury securities of varying maturities during the period are summarized below.

                                       % RATES
                            ----------------------------
U.S. TREASURY MATURITY      12/31/05   3/31/06   6/30/06
----------------------      --------   -------   -------
3 Month                       3.99      4.52       4.87
5 Year                        4.35      4.82       5.10
10 Year                       4.39      4.86       5.15
20 Year                       4.61      5.07       5.31

The performance of the major indexes in each quarter and for the six-month period as a whole is shown in the table below.

                                         RETURN %
                             --------------------------------
                                                   SIX MONTHS
                             1ST QTR    2ND QTR     12/31/05-
INDEX                         2006       2006       6/30/06
---------------------        -------    -------    ----------
S&P 500                         4.21      (1.44)         2.71
S&P Midcap 400                  7.33      (3.44)         3.64
Russell 2000                   13.94      (5.02)         8.21
MSCI EAFE ($US)                 9.40       0.70         10.16
Lehman Aggregate Bond          (0.65)     (0.08)        (0.72)
Lehman High Yield               2.89       0.25          3.14

The outlook for the markets is influenced by the traditional fundamental drivers including corporate earnings growth, inflation, the economic backdrop, and consumer spending behavior. How these unfold ultimately determine the direction of the markets over the longer term. How investors anticipate the trends in these factors can have a significant impact on short-term volatility, which although important to track, is not a significant determinant of investors' returns over the longer term There are also risks that investors face from other sources that can have measurable short-term impact. These include, for example, current concerns about political events, oil prices, housing trends and the like. Despite these issues the conditions still appear to be favorable for continued moderate growth in corporate earnings and historically low interest rates and inflation.

Regardless of what the future may bring, investors always need to be cognizant of the need to maintain a diversified portfolio strategy that is designed to meet their objectives over the long run.

One of the key purposes of the Security Funds is to provide professionally managed investment portfolios that give shareholders the benefits of diversification as well as investment returns that meet their goals over the long run. We appreciate your continued investment in the Funds and as always welcome any comments or questions you may have.

With this my first written shareholder communication since recently assuming the role of Acting Chairman of the Funds, I would like to acknowledge the enormous contribution made by the outgoing Chairman, John Cleland. John has played a pivotal role in close to 40 years of service to the Security Funds in various roles including Portfolio Manager, long time Director and in recent years the Chairman of the Board of the Security Funds. The entire Board I think put it best, "...we have been privileged in our friendship and association with John Cleland and have benefited from his guidance, experience, sense of history and investing savvy, all of which have favorably affected the Security Funds... the Directors of the Security Funds, and his many friends throughout Security Management, wish him the best in the years ahead."

Sincerely,

Michael G. Odlum
Acting Chairman, The Security Funds

                              SECURITY INCOME FUND
                           CAPITAL PRESERVATION SERIES

                             [SECURITY BENEFIT LOGO]

                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                 SECURITY INCOME
Manager's Commentary                                 CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (unaudited)

PERFORMANCE

SECURITY CAPITAL PRESERVATION SERIES VS.
LEHMAN 1-3 YEAR GOVERNMENT/CREDIT  INDEX

                              [PERFORMANCE GRAPH]

       DATE             VALUE
------------------    ---------
INCEPTION 05/03/99     9,650.00
    06/30/1999         9,721.38
    09/30/1999         9,866.14
    12/31/1999        10,020.03
    03/31/2000        10,179.36
    06/30/2000        10,351.13
    09/30/2000        10,522.18
    12/31/2000        10,685.80
    03/31/2001        10,845.88
    06/30/2001        11,011.37
    09/30/2001        11,169.71
    12/31/2001        11,326.87
    03/31/2002        11,460.87
    06/30/2002        11,594.31
    09/30/2002        11,719.13
    12/31/2002        11,837.29
    03/31/2003        11,940.54
    06/30/2003        12,042.86
    09/30/2003        12,145.06
    12/31/2003        12,252.72
    03/31/2004        12,367.25
    06/30/2004        12,482.34
    09/30/2004        12,580.24
    12/31/2004        12,999.27
    03/31/2005        13,066.45
    06/30/2005        13,182.02
    09/30/2005        13,175.60
    12/31/2005        13,264.40
    03/31/2006        13,325.46
    06/30/2006        13,408.87

      DATE              VALUE
------------------    ---------
INCEPTION 05/03/99    10,000.00
    06/30/1999        10,021.98
    09/30/1999        10,144.69
    12/31/1999        10,207.71
    03/31/2000        10,336.72
    06/30/2000        10,507.98
    09/30/2000        10,750.45
    12/31/2000        11,031.13
    03/31/2001        11,358.47
    06/30/2001        11,509.04
    09/30/2001        11,908.12
    12/31/2001        12,000.73
    03/31/2002        12,008.72
    06/30/2002        12,305.23
    09/30/2002        12,604.11
    12/31/2002        12,756.43
    03/31/2003        12,869.98
    06/30/2003        13,021.34
    09/30/2003        13,084.74
    12/31/2003        13,115.52
    03/31/2004        13,271.85
    06/30/2004        13,121.18
    09/30/2004        13,272.69
    12/31/2004        13,285.69
    03/31/2005        13,247.18
    06/30/2005        13,410.75
    09/30/2005        13,427.82
    12/31/2005        13,519.27
    03/31/2006        13,577.48
    06/30/2006        13,670.00

AVERAGE ANNUAL RETURNS

                            $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Capital Preservation Series on May 3, 1999 (date of inception), reflects deduction of the 3.50% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Lehman Brothers 1-3 Year Government/Credit Index is an unmanaged index that tracks investment grade bonds including U.S. government bonds and corporate bonds with maturities of between 1 and 3 years.

PERIODS ENDED 06-30-06        1 YEAR     5 YEARS      SINCE INCEPTION
----------------------        ------     -------      ---------------
A Shares                      (1.85%)       3.29%       4.19% (5-3-99)

B Shares                      (3.79%)       3.16%       4.19% (5-3-99)

C Shares                       0.46%        3.76%       4.44% (5-3-99)

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced. Effective November 17, 2004, the Series converted from a stable value fund to a short-term bond fund. The 5 Years and since inception returns includes the effect of this change and in the absence of such change, the return would have been lower.

PORTFOLIO COMPARISON BY QUALITY RATING
(BASED ON STANDARD & POOR'S RATINGS)

AAA                                       51.86%
AA                                         2.50
A                                         13.97
BBB                                       17.73
BB                                         9.06
B                                          1.29
CCC                                        0.22
D                                          0.01
NR                                         1.54
Preferred Stock                            1.50
Repurchase Agreement                       1.17
Liabilities, less cash & other assets     (0.85)
                                         ------
Total net assets                         100.00%
                                         ======

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Manager's Commentary                                 CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES' EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                            BEGINNING         ENDING        EXPENSES PAID
                          ACCOUNT VALUE    ACCOUNT VALUE       DURING
                            01-01-06        06-30-06(1)       PERIOD(2)
Capital Preservation
Series - Class A
  Actual                  $    1,000.00    $    1,010.90    $        4.99
  Hypothetical                 1,000.00         1,019.84             5.01
Capital Preservation
Series - Class B
  Actual                       1,000.00         1,009.40             7.47
  Hypothetical                 1,000.00         1,017.36             7.50
Capital Preservation
Series - Class C
  Actual                       1,000.00         1,010.60             6.23
  Hypothetical                 1,000.00         1,018.60             6.26

(1) The actual ending account value is based on the actual total return of the Series for the period from January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series' expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period from January 1, 2006 to June 30, 2006 was 1.09%, 0.94% and 1.06%, for Class A, B and C shares, respectively.

(2) Expenses are equal to the Series' annualized expense ratio (1.00%, 1.50% and 1.25% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                           SECURITY INCOME FUNDS
SCHEDULE OF INVESTMENTS                              CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (Unaudited)

                                           PRINCIPAL
                                           AMOUNT OR
                                            NUMBER           MARKET
                                           OF SHARES         VALUE
PREFERRED STOCK - 1.5%

INSURANCE BROKERS -
Woodbourne Pass-Thru Trust,
   6.245% - 2008(2,3)                              30     $  3,014,063
                                                          ------------

TOTAL PREFERRED STOCK
   (cost $3,014,490)                                         3,014,063
                                                          ------------

CORPORATE BONDS - 43.8%

AEROSPACE & DEFENSE - 1.0%

Aviall, Inc., 7.625% - 2011               $ 2,000,000        2,085,000
                                                          ------------

AUTOMOTIVE - 2.7%
Adesa, Inc., 7.625% - 2012                $    17,000           16,702
Affinia Group, Inc., 9.00% - 2014         $    30,000           27,225
Cooper-Standard Automotive, Inc.,
   8.375% - 2014                          $    35,000           27,606
Dana Corporation, 7.00% - 2029            $    37,000           28,860
Dura Operating Corporation,
   8.625% - 2012                          $    21,000           17,850
Ford Motor Company, 7.45% - 2031          $     4,000            2,890
Ford Motor Credit Company,
   7.25% - 2011                           $    41,000           36,370
General Motors Acceptance Coration:
   6.039% - 2007(2)                       $    36,000           35,753
   5.968% - 2007(2,5)                     $ 5,000,000        4,985,135
   6.125% - 2007                          $     9,000            8,906
   6.875% - 2011                          $    12,000           11,450
   6.75% - 2014                           $    26,000           24,149
   8.00% - 2031                           $   124,000          119,183
Sonic Automotive, Inc., 8.625% - 2013     $    23,000           22,770
TRW Automotive, Inc., 11.00% - 2013       $    54,000           58,995
United Auto Group, Inc.,
   9.625% - 2012                          $    39,000           40,755
                                                          ------------
                                                             5,464,599
                                                          ------------

BANKING - 3.5%
E*Trade Financial Corporation,
   8.00% - 2011                           $    25,000           25,500
Republic NY Capital I, 7.75% - 2026       $ 2,000,000        2,082,102
USB Capital IX, 6.189% - 2049(2)          $ 3,000,000        2,933,670
Wachovia Capital Trust I, 5.80% - 2049    $ 2,000,000        1,940,804
                                                          ------------
                                                             6,982,076
                                                          ------------

BUILDING MATERIALS - 0.1%
Collins & Aikman Floor Cover,
   9.75% - 2010                           $   121,000          118,882
Dayton Superior Corporation,
   10.75% - 2008                          $    28,000           28,420
Legrand S.A., 8.50% - 2025                $    20,000           22,850
                                                          ------------
                                                               170,152
                                                          ------------

CHEMICALS - 0.1%
Geo Specialty Chemicals,
   13.50% - 2009(2)                            29,000           25,266
Hercules, Inc., 6.75% - 2029                   21,000           19,845
Huntsman LLC, 11.625% - 2010                   45,000           49,725
IMC Global, Inc.:
  10.875% - 2013                               30,000           33,375
  7.375% - 2018                                18,000           16,920
Millennium America, Inc., 9.25% - 2008         55,000           56,375
Omnova Solutions, Inc., 11.25% - 2010          50,000           53,000
                                                          ------------
                                                               254,506
                                                          ------------

CONSTRUCTION MACHINERY - 0.0%
Columbus McKinnon Corporation,
  10.00% - 2010                                16,000           17,360
H&E Equipment/Finance, 11.125% - 2012          31,000           34,233
United Rentals NA, Inc., 7.00% - 2014          44,000           40,205
                                                          ------------
                                                                91,798
                                                          ------------

CONSUMER PRODUCTS - 0.0%
Jafra Cosmetics/Distribution,
  10.75% - 2011                                40,000           42,900
                                                          ------------

DIVERSIFIED MANUFACTURING - 3.0%
Atlas Copco AB, 6.50% - 2008(3)             3,000,000        3,034,113
Tyco International Group,
  4.436% - 2007(3)                          3,000,000        2,946,336
                                                          ------------
                                                             5,980,449
                                                          ------------

ELECTRIC - 6.0%
AES Corporation, 8.75% - 2013(3)               50,000           53,500
Allegheny Energy Supply,
  8.25% - 2012(1,3)                            65,000           69,062
American Electric Power,
  4.709% - 2007(1)                          3,000,000        2,963,277
DPL, Inc., 6.875% - 2011                       25,000           25,776
Dominion Resources, Inc.,
  4.125% - 2008                             2,800,000        2,729,527
FPL Group Capital, Inc.,
  5.551% - 2008(5)                          3,000,000        2,989,233
Northwestern Corporation,
  5.875% - 2014                                14,000           13,716
PSEG Energy Holdings:
  10.00% - 2009                                53,000           57,240
  8.50% - 2011                                 34,000           35,700
Pacificorp Australia, 6.15% - 2008(3)       3,000,000        3,018,741
                                                          ------------
                                                            11,955,772
                                                          ------------

ENTERTAINMENT - 0.1%
AMC Entertainment, Inc., 8.00% - 2014          46,000           42,147
NCL Corporation, 10.625% - 2014                21,000           20,632
Universal City Development,
  11.75% - 2010                                44,000           47,905
                                                          ------------
                                                               110,684
                                                          ------------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                              CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (unaudited)

                                           PRINCIPAL         MARKET
                                            AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)

ENVIRONMENTAL - 0.1%
Allied Waste Industries, 9.25% - 2021     $    20,000     $     20,300
Allied Waste North America:
  5.75% - 2011                                 50,000           46,625
  9.25% - 2012                                 37,000           39,220
                                                          ------------
                                                               106,145
                                                          ------------

FINANCIAL - OTHER - 0.0%
AAC Group Holding Corporation,
  0.00% - 2012(1)                               5,000            3,900
PXRE Capital Trust I, 8.85% - 2027             31,000           26,660
Triad Acquisition, 11.125% - 2013              13,000           12,805
                                                          ------------
                                                                43,365
                                                          ------------

FINANCIAL COMPANIES - CAPTIVE - 2.5%
Residential Capital Corporation,
  6.898% - 2009(2,3)                        5,000,000        4,999,725
                                                          ------------

FINANCIAL COMPANIES - NONCAPTIVE - CONSUMER - 1.5%
Nelnet, Inc., 5.125% - 2010(5)              3,250,000        3,114,235
                                                          ------------

FINANCIAL COMPANIES - NONCAPTIVE - DIVERSIFIED - 2.0%
Core Investment Grade Trust,
  4.659% - 2007(5)                          4,000,000        3,935,120
                                                          ------------

FOOD & BEVERAGE - 1.5%
Agrilink Foods, Inc., 11.875% - 2008           24,000           24,450
Cadbury Schweppes U.S. Finance,
  3.875% - 2008(3)                          3,000,000        2,876,385
Pinnacle Foods Holding, 8.25% - 2013           17,000           16,703
Swift & Company:
  10.125% - 2009                               27,000           27,472
  12.50% - 2010                                10,000            9,950
Viskase Companies, Inc., 11.50% - 2011         30,000           31,012
                                                          ------------
                                                             2,985,972
                                                          ------------

GAMING - 0.1%
155 E Tropicana LLC, 8.75% - 2012              25,000           23,812
Aztar Corporation, 7.875% - 2014               41,000           43,357
MGM Mirage, Inc., 9.75% - 2007                 25,000           25,687
MTR Gaming Group, 9.75% - 2010                 14,000           14,787
Park Place Entertainment:
  9.375% - 2007                                22,000           22,385
  8.875% - 2008                                21,000           22,050
Poster Financial Group, 8.75% - 2011           34,000           35,360
Resort International Hotel/Casino,
  11.50% - 2009                                32,000           34,560
Wheeling Island Gaming, 10.125% - 2009         16,000           16,540
Wynn Las Vegas LLC, 6.625% - 2014              32,000           30,160
                                                          ------------
                                                               268,698
                                                          ------------

HEALTH CARE - 2.0%
Insight Health Services Corporation,
  9.875% - 2011                           $    13,000     $      5,720
Tenet Healthcare Corporation:
  6.375% - 2011                                12,000           10,710
  9.25% - 2015(3)                              58,000           56,985
Wellpoint, Inc., 3.75% - 2007(5)            4,000,000        3,886,628
                                                          ------------
                                                             3,960,043
                                                          ------------

HOME CONSTRUCTION - 0.1%
Beazer Homes USA:
  8.625% - 2011                                22,000           22,165
  8.375% - 2012                                27,000           27,000
Erico International Corporation,
  8.875% - 2012                                20,000           20,450
K. Hovnanian Enterprises,
  8.875% - 2012                                31,000           30,845
Schuler Homes, 10.50% - 2011                   37,000           38,942
                                                          ------------
                                                               139,402
                                                          ------------

INDEPENDENT ENERGY - 0.1%
El Paso Production Holding Company,
  7.75% - 2013                                 34,000           34,255
Newpark Resources, Inc., 8.625% - 2007         40,000           40,000
Stone Energy Corporation, 8.25% - 2011         57,000           57,570
Whiting Petroleum Corporation:
  7.25% - 2012                                 10,000            9,600
  7.25% - 2013                                  4,000            3,830
                                                          ------------
                                                               145,255
                                                          ------------

INSURANCE - PROPERTY & CASUALTY - 2.7%
Atlantic Mutual Insurance Company,
  8.15% - 2028                                 59,000           34,527
Navigators Group, Inc., 7.00% - 2016        1,000,000          985,888
Safeco Corporation, 4.20% - 2008            1,500,000        1,460,781
TIG Holdings, Inc., 8.597% - 2027              34,000           25,670
Travelers Property Casualty,
  3.75% - 2008                              3,000,000        2,911,647
                                                          ------------
                                                             5,418,513
                                                          ------------

LODGING - 0.0%
ITT Corporation, 7.375% - 2015                 25,000           25,187
                                                          ------------

MEDIA - CABLE - 2.5%
CSC Holdings, Inc.:
  7.875% - 2007                                41,000           41,513
  7.25% - 2008                                 17,000           17,021
Cablevision Systems Corporation,
  9.62% - 2009(2)                              22,000           23,320
Cox Enterprises, Inc., 4.375% - 2008        3,000,000        2,903,616
EchoStar DBS Corporation,
  6.625% - 2014                                19,000           17,860
Insight Midwest/Insight Capital,
  9.75% - 2009                                 20,000           20,400
Intelsat Bermuda, Ltd.,
  9.614% - 2012(2,3)                           22,000           22,220
Mediacom LLC/Capital Corporation,
  9.50% - 2013                                 30,000           29,850

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                              CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (unaudited)

                                           PRINCIPAL         MARKET
                                            AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)

MEDIA - CABLE (CONTINUED)
Shaw Communications, Inc.,
  8.25% - 2010                             $   54,000     $     55,755
Univision Communications, Inc.,
  3.50% - 2007                              1,985,000        1,918,459
                                                          ------------
                                                             5,050,014
                                                          ------------

MEDIA - NONCABLE - 0.2%
Cenveo Corporation, 7.875% - 2013              33,000           32,175
Dex Media Finance/East LLC,
  12.125% - 2012                               92,000          103,270
Primedia, Inc.:
  10.545% - 2010(2)                            43,000           43,914
  8.875% - 2011                                29,000           27,840
RH Donnelley Finance Corporation,
  10.875% - 2012                               27,000           29,633
Sinclair Broadcast Group:
  8.75% - 2011                                 76,000           79,420
  8.00% - 2012                                 10,000           10,150
                                                          ------------
                                                               326,402
                                                          ------------

METALS & MINING - 0.1%
Ispat Inland ULC, 9.75% - 2014                 38,000           41,895
Neenah Corporation, 11.00% - 2010(3)           51,000           55,080
Oregon Steel Mills, Inc.,
  10.00% - 2009                                21,000           22,050
Trimas Corporation, 9.875% - 2012              40,000           36,600
United States Steel Corporation,
  9.75% - 2010                                 41,000           43,665
                                                          ------------
                                                               199,290
                                                          ------------

NATURAL GAS PIPELINES - 0.1%
Southern Natural Gas, 8.875% - 2010            33,000           34,856
Williams Companies, Inc.:
  8.125% - 2012                                53,000           54,988
  8.75% - 2032                                 24,000           26,100
                                                          ------------
                                                               115,944
                                                          ------------

OIL FIELD SERVICES - 0.0%
Secunda International, Ltd.,
  13.068% - 2012(2)                            21,000           21,945
                                                          ------------

PAPER - 0.1%
Cascades, Inc., 7.25% - 2013                   39,000           36,075
Constar International,
  8.545% - 2012(2,3)                           15,000           14,625
Georgia-Pacific Corporation,
  8.00% - 2024                                 51,000           48,195
Tembec Industries, Inc.:
  8.625% - 2009                                46,000           25,185
  8.50% - 2011                                 78,000           40,950
                                                          ------------
                                                               165,030
                                                          ------------

RAILROADS - 1.5%
Kansas City Southern Railway Company:
  9.50% - 2008                                 59,000           61,803
  7.50% - 2009                                 20,000           20,000
TFM S.A. de C.V.:
  10.25% - 2007                                58,000           59,740
  9.375% - 2012                                35,000           37,275
  12.50% - 2012                                19,000           20,948
TTX Company, 3.875% - 2008(3)               3,000,000        2,897,436
                                                          ------------
                                                             3,097,202
                                                          ------------

REAL ESTATE INVESTMENT TRUSTS - 8.0%
BF Saul Reit, 7.50% - 2014                     21,000           21,315
EOP Operating LP, 7.75% - 2007(5)           3,000,000        3,074,256
HRPT Properties Trust,
  5.941% - 2011(2,5)                        5,000,000        5,003,790
iStar Financial, Inc., 4.875% - 2009        3,000,000        2,921,331
Simon Property Group LP,
  7.125% - 2007(5)                          5,000,000        5,048,855
                                                          ------------
                                                            16,069,547
                                                          ------------

RETAILERS - 0.1%
General Nutrition Center,
  8.625% - 2011                                 6,000            6,008
Gregg Appliances, Inc., 9.00% - 2013           17,000           15,683
Harry & David Operations Corporation,
  10.231% - 2012(2)                            12,000           11,400
Petro Stopping Center/Financial,
  9.00% - 2012                                 34,000           33,745
Toys 'R Us, 7.375% - 2018                      21,000           14,884
Vitro Envases Norteamrca,
  10.75% - 2011(3)                              6,000            6,180
Woolworth Corporation, 8.50% - 2022            25,000           25,219
                                                          ------------
                                                               113,119
                                                          ------------

SERVICES - 0.0%
Allied Security Escrow, 11.375% - 2011         22,000           21,340
Brickman Group, Ltd., 11.75% - 2009            26,000           27,950
Cornell Company's, Inc., 10.75% - 2012         30,000           31,913
                                                          ------------
                                                                81,203
                                                          ------------

TECHNOLOGY - 0.1%
Lucent Technologies:
  7.25% - 2006                                 42,000           42,158
  6.45% - 2029                                 55,000           46,750
Nortel Networks Corporation,
  6.875% - 2023                                31,000           24,800
Sanmina-SCI Corporation, 6.75% - 2013          66,000           61,545
UGS Corporation, 10.00% - 2012                 30,000           32,250
                                                          ------------
                                                               207,503
                                                          ------------

TELECOMMUNICATIONS - WIRELESS - 1.9%
AirGate PCS, Inc., 8.827% - 2011(2)            50,000           51,125
Axtel S.A., 11.00% - 2013                      13,000           14,235
Millicom International, 10.00% - 2013          42,000           46,830
Nextel Communications, 7.375% - 2015           65,000           66,162
Nextel Partners, Inc., 8.125% - 2011           27,000           28,249
Securus Technologies, Inc.,
  11.00% - 2011                                18,000           14,940
Telus Corporation, 7.50% - 2007(5)          3,465,000        3,515,710
                                                          ------------
                                                             3,737,251
                                                          ------------

                                                         See accompanying notes.

                                                           SECURITY INCOME FUND
Schedule of Investments                             CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (unaudited)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT         VALUE
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS - WIRELINES - 0.1%
AT&T Corporation:
   7.30% - 2011(1)                                              $    37,000   $     39,277
   8.00% - 2031(1)                                                   37,000         42,480

Cincinnati Bell, Inc.:
   7.25% - 2013                                                       9,000          8,865
   8.375% - 2014                                                     71,000         69,935

Eircom Funding, 8.25% - 2013                                         28,000         29,680
Qwest Corporation, 8.579% - 2013(2)                                  10,000         10,575
U.S. West Communications,
   7.25% - 2025                                                      42,000         39,270
                                                                              ------------
                                                                                   240,082
                                                                              ------------

TEXTILE - 0.0%
Avondale Mills, Inc., 11.50% - 2012(2,3,4)                           15,000         14,963
                                                                              ------------

TOBACCO - 0.0%
Alliance One International, Inc.,
   11.00% - 2012                                                     21,000         19,950
                                                                              ------------

TRANSPORTATION SERVICES - 0.0%
Ship Finance International, Ltd.,
   8.50% - 2013                                                      46,000         43,700
Stena AB, 9.625% - 2012                                              20,000         21,250
                                                                              ------------
                                                                                    64,950
                                                                              ------------

TOTAL CORPORATE BONDS
   (cost $89,447,643)                                                           87,803,991
                                                                              ------------

U.S. GOVERNMENT SECURITIES - 0.1%

U.S. Treasury Bill,
   4.9052% - 10-12-2006                                             200,000        197,270
                                                                              ------------

TOTAL U.S. GOVERNMENT SECURITIES
   (cost $197,275)                                                                 197,270
                                                                              ------------

MORTGAGE BACKED SECURITIES - 26.8%

U.S. GOVERNMENT SPONSORED AGENCIES - 8.0%
Federal Home Loan Mortgage Corporation - Pass-Thru's,
   #1B2544, 5.289% - 2036(2,5)                                    3,226,061      3,148,663
Federal National Mortgage Assocation - CMO's,
   FNR 2003-23 AD, 4.50% - 2017(5)                                4,194,583      4,071,093
Government National Mortgage Association - CMO's:
   2005-79A, 3.998% - 2033(5)                                     3,956,280      3,798,371
   GNR 2006-23, 6.00% - 2033(5)                                   4,981,418      4,953,846
                                                                              ------------
                                                                                15,971,973
                                                                              ------------

NON-AGENCY SECURITIES - 18.8%
Chaseflex Trust, 2006-1 A2A,
   5.93% - 2036(2,5)                                              5,000,000      4,977,326
Haborview Mortgage Loan Trust,
   2005-9 2A1A, 5.607% - 2035(2,5)                                3,058,971      3,069,071
JP Morgan Alternative Loan Trust:
   2006-S2 A2, 5.81% - 2036(2,5)                                  3,000,000      2,975,981
   2006-S3 A3A, 6.00% - 2036(5)                                   5,000,000      4,973,633
JP Morgan Mortgage Trust:
   2004-A5 4A2, 4.848% - 2034(2,5)                                4,211,850      4,114,959
   2005-A6 2A2, 4.979% - 2035(2,5)                                5,774,333      5,686,462
   2006-A3 5A1. 5.37% - 2036(2,5)                                 4,494,068      4,451,937
Master Adjustable Rate Mortgage Trust,
   2003-5 4A1, 4.47% - 2033(2,5)                                  3,132,468      3,067,540
Washington Mutual, 2005-AR16 1A1,
   5.12% - 2035(2,5)                                              4,446,321      4,382,264
                                                                              ------------
                                                                                37,699,173
                                                                              ------------

TOTAL MORTGAGE BACKED SECURITIES
   (cost $52,478,105)                                                           53,671,146
                                                                              ------------

ASSET BACKED SECURITIES - 27.5%

HOME EQUITY LOANS - 25.0%
Ameriquest Mortgage Securities, Inc.,
   2005-R7 A2C, 5.583% - 2035(2,5)                                5,000,000      5,010,976
Asset Backed Securities Corporation,
   2005-HE6 M1, 5.813% - 2035(2,5)                                5,000,000      5,023,634
Chase Mortgage Finance Corporation,
   2005-A1 2A2, 5.25% - 2035(2,5)                                 4,456,908      4,394,805
Credit-Based Asset Servicing & Securitization:
   2005-CB5 AV2, 5.583% - 2035(2,5)                               5,202,000      5,221,660
   2004-CB4 A4, 5.497% - 2035(5)                                  7,300,000      7,256,628
Fremont Home Loan Trust, 2005-2 2A2,
   5.573% - 2035(2,5)                                             5,150,000      5,154,296
Option One Mortgage Loan Trust,
   2005-3 A4, 5.573% - 2035(2,5)                                  3,000,000      3,006,526
Residential Asset Mortgage Products, Inc.,
   2005-RS7 A2, 5.593% - 2035(2,3,5)                              5,000,000      5,009,705
Residential Asset Securities Corporation,
   2005-KS7 A2, 5.553% - 2035(2,5)                                6,000,000      6,015,280
Structured Asset Investment Loan Trust,
   2005-HE3 A2, 5.573% - 2035(2,5)                                4,000,000      4,006,932
                                                                              ------------
                                                                                50,100,442
                                                                              ------------

OTHER - 2.5%
Countrywide Alternative Loan Trust,
   2005-30CB 1A8, 5.623% - 2035(2,5)                              4,999,436      4,985,293
                                                                              ------------

TOTAL ASSET BACKED SECURITIES
   (cost $56,927,306)                                                           55,085,735
                                                                              ------------

                                                        See accompanying notes.

                                                           SECURITY INCOME FUND
Schedule of Investments                             CAPITAL PRESERVATION SERIES
June 30, 2006                                                       (unaudited)

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT         VALUE
                                                                -----------   ------------
REPURCHASE AGREEMENT - 1.2%

United Missouri Bank, 4.68%, dated 06-30-06,
   matures 07-03-06; repurchase amount of
   $2,356,919 (Collateralized by FHLB,
   4.50%, 09-10-10 and FHLB, 4.375%,
   08-15-11, with values of $741,065
   and $1,663,150, respectively)                                $ 2,356,000   $  2,356,000
                                                                              ------------
TOTAL REPURCHASE AGREEMENT
   (cost $2,356,000)                                                             2,356,000
                                                                              ------------
TOTAL INVESTMENTS - 100.9%
   (cost $204,420,819)                                                         202,128,205
LIABILITIES, LESS CASH & OTHER ASSETS - (0.9%)                                  (1,704,626)
                                                                              ------------
TOTAL NET ASSETS - 100.0%                                                     $200,423,579
                                                                              ============


The identified cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes.

1  Security is a step bond. Rate indicated is rate effective at June 30, 2006.

2  Variable rate security. Rate indicated is rate effective at June 30, 2006.

3 Security is a 144A security. The total market value of 144A securities is $8,134,658 (cost $8,137,334), or 4.1% of total net assets.

4 Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $14,963, or 0.0% of total net assets.

5  Security is segregated as collateral for open futures contracts.

                                                        See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Assets and Liabilities                  CAPITAL PRESERVATION SERIES
June 30, 2006                                                        (unaudited)

ASSETS:
Investments, at value(1) ..................................................................   $     202,128,205
Cash ......................................................................................              72,242
Receivables:
   Securities sold ........................................................................               4,225
   Fund shares sold .......................................................................             165,117
   Dividend ...............................................................................              11,402
   Interest ...............................................................................           1,328,269
Prepaid expenses ..........................................................................             108,416
                                                                                              -----------------
Total assets ..............................................................................         203,817,876
                                                                                              -----------------

LIABILITIES:
Payable for:
   Securities purchased ...................................................................           2,090,847
   Fund shares redeemed ...................................................................           1,001,466
   Variation margin .......................................................................              36,563
   Dividends payable to shareholders ......................................................              44,898
   Management fees ........................................................................              58,876
   Transfer and administration fees .......................................................              54,606
   Professional fees ......................................................................              10,587
   12b-1 distribution plan fees ...........................................................              94,638
   Other ..................................................................................               1,816
                                                                                              -----------------
Total liabilities .........................................................................           3,394,297
                                                                                              -----------------
NET ASSETS ................................................................................   $     200,423,579
                                                                                              =================

NET ASSETS CONSIST OF:
Paid in capital ...........................................................................   $     206,674,666
Accumulated undistributed net investment loss .............................................            (100,836)
Accumulated undistributed net realized loss on sale of investments and futures ............          (3,703,887)
Net unrealized depreciation in value of investments and futures ...........................          (2,446,364)
                                                                                              -----------------
Net assets ................................................................................   $     200,423,579
                                                                                              =================

CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ................................................          11,479,070
Net assets ................................................................................   $     110,963,603
Net asset value and redemption price per share ............................................   $            9.67
                                                                                              =================
Offering price per share (net asset value divided by 96.50%) ..............................   $           10.02
                                                                                              =================

CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ................................................           3,093,347
Net assets ................................................................................   $      29,895,800
Net asset value, offering and redemption
   price per share (excluding any applicable contingent deferred sales charge) ............   $            9.66
                                                                                              =================

CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ................................................           6,163,828
Net assets ................................................................................   $      59,564,176
Net asset value, offering and redemption price per share (excluding any applicable
   contingent deferred sales charge) ......................................................   $            9.66
                                                                                              =================

(1)Investments, at cost ...................................................................   $     204,420,819

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Interest ...............................................................................   $       5,529,747
   Dividend ...............................................................................              84,686
                                                                                              -----------------
   Total investment income ................................................................           5,614,433
                                                                                              -----------------

EXPENSES:
   Management fees ........................................................................             393,935
   Custodian fees .........................................................................              23,472
   Transfer/maintenance fees ..............................................................             218,171
   Administration fees ....................................................................             122,087
   Directors' fees ........................................................................               7,040
   Professional fees ......................................................................              14,737
   Reports to shareholders ................................................................              26,920
   Registration fees ......................................................................              23,933
   Other expenses .........................................................................              12,942
   12b-1 distribution plan fees - Class A .................................................             152,235
   12b-1 distribution plan fees - Class B .................................................             126,383
   12b-1 distribution plan fees - Class C .................................................             174,041
                                                                                              -----------------
   Total expenses .........................................................................           1,295,896
   Less: Earnings credits .................................................................              (2,357)
                                                                                              -----------------
   Net expenses ...........................................................................           1,293,539
                                                                                              -----------------
   Net investment income ..................................................................           4,320,894
                                                                                              -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss during the period on:
   Investments ............................................................................          (1,475,384)
   Futures ................................................................................             (51,036)
                                                                                              -----------------
   Net realized loss ......................................................................          (1,526,420)
                                                                                              -----------------

Net unrealized depreciation during the period on:
   Investments ............................................................................            (331,624)
   Futures ................................................................................            (153,750)
                                                                                              -----------------
   Net unrealized depreciation ............................................................            (485,374)
                                                                                              -----------------

   Net realized and unrealized loss .......................................................          (2,011,794)
                                                                                              -----------------
   Net increase in net assets resulting from operations ...................................   $       2,309,100
                                                                                              =================

                                                         See accompanying notes.

                                                           SECURITY INCOME FUND
Statement of Changes in Net Assets                  CAPITAL PRESERVATION SERIES

                                                                SIX MONTHS
                                                                  ENDED
                                                               JUNE 30, 2006         PERIOD ENDED               YEAR ENDED
                                                                (UNAUDITED)        DECEMBER 31, 2005*       SEPTEMBER 30, 2005
                                                               -------------       ------------------       ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................   $   4,320,894       $        2,146,882       $        9,576,210
   Net realized gain (loss) during the period on
     investments and futures ...............................      (1,526,420)                (536,838)              11,053,139
   Net unrealized appreciation (depreciation)
     during the period on investments and futures ..........        (485,374)                (200,293)                 612,585
                                                               -------------       ------------------       ------------------
   Net increase in net assets resulting from operations ....       2,309,100                1,409,751               21,241,934
                                                               -------------       ------------------       ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................      (2,460,746)              (1,629,883)              (8,535,650)
     Class B ...............................................        (595,240)                (409,151)              (1,775,831)
     Class C ...............................................      (1,313,972)                (985,312)              (7,189,670)
   Net realized gain
     Class A ...............................................               -                 (198,627)              (1,514,181)
     Class B ...............................................               -                  (56,149)                (383,829)
     Class C ...............................................               -                 (124,677)              (1,589,221)
                                                               -------------       ------------------       ------------------
   Total distributions to shareholders .....................      (4,369,958)              (3,403,799)             (20,988,382)
                                                               -------------       ------------------       ------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
     Class A ...............................................      18,326,426               10,950,408               84,727,219
     Class B ...............................................       1,735,291                1,414,869                8,707,093
     Class C ...............................................       2,123,286                1,164,323                7,630,863
   Distributions reinvested
     Class A ...............................................       2,332,282                1,701,035                8,917,095
     Class B ...............................................         563,398                  435,589                1,970,409
     Class C ...............................................       1,144,307                  976,062                7,392,033
   Cost of shares redeemed
     Class A ...............................................     (38,704,796)             (17,662,059)            (336,410,196)
     Class B ...............................................      (8,818,844)              (3,390,288)             (11,966,183)
     Class C ...............................................     (24,662,916)              (9,383,477)            (148,802,141)
                                                               -------------       ------------------       ------------------
   Net decrease from capital share transactions ............     (45,961,566)             (13,793,538)            (377,833,808)
                                                               -------------       ------------------       ------------------
   Net decrease in net assets ..............................     (48,022,424)             (15,787,586)            (377,580,256)
                                                               -------------       ------------------       ------------------

NET ASSETS:
   Beginning of period .....................................     248,446,003              264,233,589              641,813,845
                                                               -------------       ------------------       ------------------
   End of period ...........................................   $ 200,423,579       $      248,446,003       $      264,233,589
                                                               =============       ==================       ==================
   Accumulated undistributed net investment income (loss)
     at end of period ......................................   $     (90,214)      $          (51,772)      $          807,417
                                                               =============       ==================       ==================

CAPITAL SHARE ACTIVITY:
   Shares sold
     Class A ...............................................       1,885,364                1,116,534                8,497,424
     Class B ...............................................         178,598                  144,327                  878,597
     Class C ...............................................         218,505                  118,737                  767,222
   Shares reinvested
     Class A ...............................................         240,213                  173,994                  898,128
     Class B ...............................................          58,035                   44,569                  198,699
     Class C ...............................................         117,865                   99,862                  744,811
   Shares redeemed
     Class A ...............................................      (3,985,312)              (1,801,197)             (33,235,002)
     Class B ...............................................        (908,075)                (345,747)              (1,198,197)
     Class C ...............................................      (2,538,289)                (957,222)             (14,834,297)

* For the period from October 1, 2005 to December 31, 2005

                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock              SECURITY INCOME FUND
outstanding throughout each period                  CAPITAL PRESERVATION SERIES

                                             SIX MONTHS     PERIOD ENDED                                                YEAR ENDED
                                            ENDED JUNE 30,  DECEMBER 31,                                               SEPTEMBER 30,
CLASS A                                        2006(i)         2005(h)    2005(d,f)       2004      2003       2002       2001
-------                                     --------------  ------------  ---------     --------  --------   --------  -------------
PER SHARE DATA

Net asset value, beginning of period          $   9.76        $   9.83    $  10.00      $  10.00  $  10.00   $  10.00    $  10.00
                                              --------        --------    --------      --------  --------   --------    --------
Income (loss) from investment operations:
Net investment income(g)                          0.20            0.09        0.32          0.35      0.36       0.48        0.60
Net gain (loss) on securities (realized
  and unrealized)                                (0.09)          (0.02)       0.15             -         -          -           -
                                              --------        --------    --------      --------  --------   --------    --------
Total from investment operations                  0.11            0.07        0.47          0.35      0.36       0.48        0.60
                                              --------        --------    --------      --------  --------   --------    --------

Less distributions:
Dividends from net investment income             (0.20)          (0.12)      (0.53)        (0.35)    (0.36)     (0.48)      (0.60)
Distributions from realized gains                    -           (0.02)      (0.11)        (0.15)    (0.08)         -           -
Reverse stock split                                  -               -           -          0.15      0.08          -           -
                                              --------        --------    --------      --------  --------   --------    --------
Total distributions                              (0.20)          (0.14)      (0.64)        (0.35)    (0.36)     (0.48)      (0.60)
                                              --------        --------    --------      --------  --------   --------    --------
Net asset value, end of period                $   9.67        $   9.76    $   9.83      $  10.00  $  10.00   $  10.00    $  10.00
                                              ========        ========    ========      ========  ========   ========    ========

TOTAL RETURN(a)                                   1.09%           2.04%       4.73%         3.60%     3.64%      4.94%       6.15%
                                              --------        --------    --------      --------  --------   --------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $110,964        $130,131    $136,181      $377,026  $294,501   $361,411    $208,117
                                              --------        --------    --------      --------  --------   --------    --------
Ratios to average net assets:
Net investment income                             4.00%           3.49%       2.96%         3.64%     3.68%      4.72%       6.00%
Total expenses(b)                                 1.00%           1.04%       1.41%         1.59%     1.53%      1.50%       1.61%
Net expenses(c)                                   1.00%           1.04%       1.21%         1.49%     1.45%      1.37%       1.20%
                                              --------        --------    --------      --------  --------   --------    --------
Portfolio turnover rate                             73%             73%         36%(e)         -         -          -           -

                                              SIX MONTHS    PERIOD ENDED                                                YEAR ENDED
                                            ENDED JUNE 30,  DECEMBER 31,                                               SEPTEMBER 30,
CLASS B                                        2006(i)        2005(h)     2005(d,f)       2004      2003       2002        2001
-------                                     --------------  ------------  ---------     --------  --------   --------  -------------
PER SHARE DATA

Net asset value, beginning of period          $   9.75        $   9.83    $  10.00      $  10.00  $  10.00   $  10.00    $  10.00
                                              --------        --------    --------      --------  --------   --------    --------
Income (loss) from investment operations:
Net investment income(g)                          0.17            0.07        0.24          0.30      0.31       0.43        0.55
Net gain (loss) on securities (realized
  and unrealized)                                (0.09)          (0.02)       0.18             -         -          -           -
                                              --------        --------    --------      --------  --------   --------    --------
Total from investment operations                  0.08            0.05        0.42          0.30      0.31       0.43        0.55
                                              --------        --------    --------      --------  --------   --------    --------

Less distributions:
Dividends from net investment income             (0.17)          (0.11)      (0.48)        (0.30)    (0.31)     (0.43)      (0.55)
Distributions from realized gains                    -           (0.02)      (0.11)        (0.15)    (0.08)         -           -
Reverse stock split                                  -               -           -          0.15      0.08          -           -
                                              --------        --------    --------      --------  --------   --------    --------
Total distributions                              (0.17)          (0.13)      (0.59)        (0.30)    (0.31)     (0.43)      (0.55)
                                              --------        --------    --------      --------  --------   --------    --------
Net asset value, end of period                $   9.66        $   9.75    $   9.83      $  10.00  $  10.00   $  10.00    $  10.00
                                              ========        ========    ========      ========  ========   ========    ========

TOTAL RETURN(a)                                   0.94%           1.43%       4.21%         3.03%     3.12%      4.42%       5.68%
                                              --------        --------    --------      --------  --------   --------    --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $ 29,896        $ 36,722    $ 38,554      $ 40,439  $ 35,989   $ 20,677    $  3,033
                                              --------        --------    --------      --------  --------   --------    --------
Ratios to average net assets:
Net investment income                             3.50%           2.99%       2.37%         3.14%     3.14%      4.07%       5.44%
Total expenses(b)                                 1.50%           1.54%       1.86%         2.09%     2.03%      2.02%       2.04%
Net expenses(c)                                   1.50%           1.54%       1.66%         1.99%     1.95%      1.89%       2.04%
                                              --------        --------    --------      --------  --------   --------    --------
Portfolio turnover rate                             73%             73%         36%(e)         -         -          -           -

                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY INCOME FUND
outstanding throughout each period                   CAPITAL PRESERVATION SERIES

                                             SIX MONTHS     PERIOD ENDED                                                YEAR ENDED
                                            ENDED JUNE 30,  DECEMBER 31,                                               SEPTEMBER 30,
CLASS C                                         2006(i)       2005(h)     2005(d,f)       2004      2003       2002        2001
                                            --------------  ------------  ---------     --------  --------   --------  -------------
PER SHARE DATA

Net asset value, beginning of period         $    9.75        $   9.83    $  10.00      $  10.00  $  10.00   $  10.00    $  10.00
                                             ---------        --------    --------      --------  --------   --------    --------
Income (loss) from investment operations:
Net investment income(g)                          0.18            0.08        0.27          0.33      0.33       0.46        0.58
Net gain (loss) on securities (realized
   and unrealized)                               (0.09)          (0.02)       0.17             -         -          -           -
                                             ---------        --------    --------      --------  --------   --------    --------
Total from investment operations                  0.09            0.06        0.44          0.33      0.33       0.46        0.58
                                             ---------        --------    --------      --------  --------   --------    --------
Less distributions:
Dividends from net investment income             (0.18)          (0.12)      (0.50)        (0.33)    (0.33)     (0.46)      (0.58)
Distributions from realized gains                    -           (0.02)      (0.11)        (0.15)    (0.08)         -           -
Reverse stock split                                  -               -           -          0.15      0.08          -           -
                                             ---------        --------    --------      --------  --------   --------    --------
Total distributions                              (0.18)          (0.14)      (0.61)        (0.33)    (0.33)     (0.46)      (0.58)
                                             ---------        --------    --------      --------  --------   --------    --------
Net asset value, end of period               $    9.66        $   9.75    $   9.83      $  10.00  $  10.00   $  10.00    $  10.00
                                             =========        ========    ========      ========  ========   ========   =========

TOTAL RETURN(a)                                   1.06%           1.68%       4.46%         3.30%     3.36%      4.68%       5.93%
                                             ---------        --------    --------      --------  --------   --------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $  59,564        $ 81,593    $ 89,498      $224,348  $142,048   $ 55,723    $  5,762
                                             ---------        --------    --------      --------  --------   --------    --------
Ratios to average net assets:
Net investment income                             3.74%           3.24%       2.62%         3.38%     3.38%      4.32%       5.72%
Total expenses(b)                                 1.25%           1.29%       1.63%         1.84%     1.78%      1.80%       1.82%
Net expense(c)                                    1.25%           1.29%       1.43%         1.74%     1.70%      1.67%       1.41%
                                             ---------        --------    --------      --------  --------   --------    --------
Portfolio turnover rate                             73%             73%         36%(e)         -         -          -           -

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Total expense information reflects expense ratios absent expense reductions, and earnings credits, as applicable.

(c) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(d) Effective November 17, 2004, the Series converted from a stable value fund to a short-term bond fund. The impact of the elimination of wrapper agreements on net assets of the Series on November 17, 2004 was $0.30 per share. The return for the year ended September 30, 2005 includes the effect of this change and in the absence of such change, the return would have been lower.

(e) Prior to June 30, 2005, the Capital Preservation Series was a master fund that did not engage in portfolio transactions, and thus had no portfolio turnover amounts, and thus the portfolio turnover rate shown represents portfolio turnover from June 30, 2005 to September 30, 2005.

(f) Effective June 30, 2005, the Series changed from a master-feeder structure to a stand-alone short-term bond fund, and Security Management Company, LLC
    (SMC) became the advisor. Deutsche Asset Management, Inc. provided investment advisory services under the former master-feeder structure.

(g) Net investment income was computed using the average month-end shares outstanding throughout the period.

(h) For the period from October 1, 2005 to December 31, 2005.

(i) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.

                                                        See accompanying notes.

                              SECURITY INCOME FUND
                           DIVERSIFIED INCOME SERIES

                            [SECURITY BENEFIT LOGO]

                        Security Management Company, LLC

                                     ADVISER,
                      SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY INCOME FUND
Managers' Commentary                                   DIVERSIFIED INCOME SERIES
June 30, 2006                                                        (unaudited)

PERFORMANCE

DIVERSIFIED INCOME SERIES VS. LEHMAN
BROTHERS AGGREGATE BOND INDEX

                         [PERFORMANCE GRAPH]

            DATE                VALUE
DIVERSIFIED INCOME

       6/28/1996              9,525.00
       9/30/1996              9,714.63
      12/31/1996              9,965.34
       3/31/1997              9,890.49
       6/30/1997             10,211.06
       9/30/1997             10,566.97
      12/31/1997             10,882.45
       3/31/1998             11,034.71
       6/30/1998             11,321.31
       9/30/1998             11,831.09
      12/31/1998             11,872.16
       3/31/1999             11,679.85
       6/30/1999             11,497.08
       9/30/1999             11,512.08
      12/31/1999             11,444.22
       3/31/2000             11,643.83
       6/30/2000             11,758.62
       9/29/2000             12,084.47
      12/29/2000             12,552.08
       3/30/2001             12,904.50
       6/29/2001             12,921.21
       9/28/2001             13,466.89
      12/31/2001             13,471.96
       3/28/2002             13,444.85
       6/28/2002             13,913.52
       9/30/2002             14,492.57
      12/31/2002             14,690.09
       3/31/2003             14,859.18
       6/30/2003             15,208.81
       9/30/2003             15,095.98
      12/31/2003             15,090.38
        03/31/04             15,442.50
        06/30/04             15,031.68
        09/30/04             15,445.83
      12/31/2004             15,598.80
       3/31/2005             15,526.24
       6/30/2005             15,918.30
       9/30/2005             15,777.36
      12/31/2005             15,838.97
       3/31/2006             15,721.61
       6/30/2006             15,698.06

LEHMAN AGGREGATE BOND

                  DATE                  value
6/30/1996                             10,000.00
                9/30/96               10,184.13
               12/31/96               10,489.76
                3/31/97               10,431.49
                6/30/97               10,815.75
                9/30/97               11,175.25
               12/31/97               11,504.48
                3/31/98               11,683.17
                6/30/98               11,956.26
                9/30/98               12,461.60
               12/31/98               12,503.60
                3/31/99               12,440.06
                6/30/99               12,330.46
                9/30/99               12,414.89
               12/31/99               12,399.78
                3/31/00               12,673.51
               06/30/00               12,893.15
               09/30/00               13,282.29
               12/31/00               13,841.98
              3/31/2001               14,260.94
              6/30/2001               14,340.54
              9/30/2001               15,002.41
             12/31/2001               15,007.93
              3/31/2002               15,022.66
              6/30/2002               15,578.64
              9/30/2002               16,293.35
             12/31/2002               16,549.15
              3/31/2003               16,779.20
              6/30/2003               17,198.68
              9/30/2003               17,173.86
             12/31/2003               17,228.94
              3/31/2004               17,685.99
              6/30/2004               17,255.04
              9/30/2004               17,806.65
             12/31/2004               17,976.45
              3/31/2005               17,891.26
              6/30/2005               18,429.44
              9/30/2005               18,304.98
             12/31/2005               18,413.55
              3/31/2006               18,295.10
              6/30/2006               18,280.39

                              $10,000 OVER 10 YEARS

This chart assumes a $10,000 investment in Class A shares of Diversified Income Series on June 30, 1996, and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Lehman Brothers Aggregate Bond Index is an unmanaged index that tracks investment grade bonds including U.S. Treasury and agency issues, corporate bond issues, asset-backed, commercial mortgage-backed and mortgage-backed securities and Yankee issues.

PORTFOLIO COMPOSITION BY QUALITY RATING
(BASED ON STANDARD AND POOR'S RATINGS)

AAA                                        72.08%
AA                                          3.78
A                                           9.49
BBB                                         5.73
BB                                          5.60
B                                           0.36
Preferred Stock                             0.97
Repurchase Agreement                        1.26
Cash & other assets, less liabilities       0.73
                                          ------
Total net assets                          100.00%
                                          ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06

                                                             SINCE
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION
A Shares                    (6.12%)    2.97%      4.62%        N/A

B Shares                    (7.01%)    2.81%      4.19%        N/A

C Shares                    (3.10%)    3.16%       N/A        4.25%
                                                             (5-1-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Fund and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                        See accompanying notes.

                                                           SECURITY INCOME FUND
Managers' Commentary                                  DIVERSIFIED INCOME SERIES
June 30, 2006                                                       (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                                        BEGINNING         ENDING           EXPENSES PAID
                                      ACCOUNT VALUE    ACCOUNT VALUE          DURING
                                        01-01-06        06-30-06(1)          PERIOD(2)
                                      -------------    -------------       -------------
Diversified Income Series - Class A
  Actual                               $  1,000.00      $    991.10           $   4.69
  Hypothetical                            1,000.00         1,020.08               4.76

Diversified Income Series - Class B
  Actual                                  1,000.00           987.10               8.38
  Hypothetical                            1,000.00         1,016.36               8.50

Diversified Income Series - Class C
  Actual                                  1,000.00           987.10               8.38
  Hypothetical                            1,000.00         1,016.36               8.50

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was (0.89%), (1.29%) and (1.29%),
     for Class A, B and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (0.95%, 1.70% and 1.70% for Class A, B and C class shares, respectively), net of expense reimbursements multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                           SECURITY INCOME FUND
Schedule of Investments                               DIVERSIFIED INCOME SERIES
June 30, 2006                                                       (unaudited)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF     MARKET
                                                           SHARES      VALUE
PREFERRED STOCK - 1.0%

INSURANCE BROKERS - 1.0%
Woodbourne Pass-Thru Trust,
   6.245% - 2008(1,2)                                            8   $  803,750
                                                                     ----------

TOTAL PREFERRED STOCK
   (cost $803,864)                                                      803,750
                                                                     ----------

CORPORATE BONDS - 24.3%

AUTOMOTIVE - 2.8%
Ford Motor Credit Company,
   6.50% - 2007                                         $  300,000      299,481
General Motors Acceptance Corporation:
   6.311% - 2007                                        $   59,000       56,848
   5.968% - 2007(2)                                     $2,000,000    1,994,054
                                                                     ----------
                                                                      2,350,383
                                                                     ----------

BANKING - 3.6%
BankBoston Capital Trust,
   5.87% - 2028(2)                                      $  700,000      677,478
BOI Capital Funding II,
   5.571% - 2016(1,2)                                   $  350,000      323,141
Chase Capital III, 5.781% - 2027(2)                     $  700,000      673,296
Danske Bank A/S. 7.40% - 2010(1,2)                      $  475,000      483,153
RaboBank Capital Fund II,
   5.26% - 2013(1,2)                                    $  700,000      656,786
U.S. Central Credit Union,
   2.70% - 2009                                         $  206,818      196,444
                                                                     ----------
                                                                      3,010,298
                                                                     ----------

BUILDING MATERIALS - 0.4%
CRH America, Inc., 6.95% - 2012                         $  300,000      311,155
                                                                     ----------

CHEMICALS - 0.5%
PPG Industries, Inc., 7.40% - 2019                      $  350,000      381,153
                                                                     ----------

ELECTRIC - 1.4%
Arizona Public Service Company,
   6.375% - 2011                                        $  300,000      302,162
Cincinnati Gas & Electric Company,
   5.70% - 2012                                         $  300,000      294,024
Kansas Gas & Electric, 5.647% - 2021                    $  300,000      282,963
Oncor Electric Delivery Company,
   6.375% - 2015                                        $  300,000      300,696
                                                                     ----------
                                                                      1,179,845
                                                                     ----------

FINANCIAL COMPANIES - CAPTIVE - 3.9%
CIT Group Company of Canada,
   4.65% - 2010                                         $1,000,000      958,876
General Motors Acceptance Corporation,
   6.125% - 2006                                        $  300,000      299,557
Residential Capital Corporation,
   6.898% - 2009(1,2)                                   $2,000,000    1,999,890
                                                                     ----------
                                                                      3,258,323
                                                                     ----------

FINANCIAL COMPANIES - NONCAPTIVE - CONSUMER - 1.1%
Capital One Financial, 4.738% - 2007                    $  350,000   $  346,705
Countrywide Capital, 8.00% - 2026                          300,000      302,185
SLM Corporation, 5.05% - 2014                              325,000      302,590
                                                                     ----------
                                                                        951,480
                                                                     ----------

FINANCIAL COMPANIES - NONCAPTIVE - DIVERSIFIED - 0.4%
General Electric Capital Corporation,
   5.875% - 2012                                           300,000      301,592
                                                                     ----------
FINANCIAL OTHER - 1.9%
Berkshire Hathaway, 4.75% - 2012                         1,000,000      946,860
Willis Group North America, Inc.,
   5.625% - 2015                                           700,000      650,081
                                                                     ----------
                                                                      1,596,941
                                                                     ----------

HEALTH CARE - 0.4%
Anthem, Inc., 6.80% - 2012                                 300,000      312,357
                                                                     ----------

INDEPENDENT ENERGY - 0.4%
Devon Financing Corporation, ULC,
     6.875% - 2011                                         300,000      311,911
                                                                     ----------

INSURANCE - LIFE - 2.2%
AIG Sunamerica Global Financing X,
   6.90% - 2032                                            700,000      733,756
Lincoln National Corporation,
   7.00% - 2066(2)                                       1,000,000      992,244
Transamerica Capital II,
   7.65% - 2026                                            100,000      107,006
                                                                     ----------
                                                                      1,833,006
                                                                     ----------

MEDIA - CABLE - 0.3%
Jones Intercable, Inc., 7.625% - 2008                      275,000      282,879
                                                                     ----------

NATURAL GAS PIPELINES - 0.7%
Consolidated Natural Gas Company,
   6.625% - 2013                                           350,000      359,971
Express Pipeline LP, 6.47% - 2013                          241,600      245,446
                                                                     ----------
                                                                        605,417
                                                                     ----------

INSURANCE - PROPERTY & CASUALTY - 0.9%
Nationwide Mutual Insurance Company,
   8.25% - 2031                                            400,000      461,584
Navigators Group, Inc., 7.00% - 2016                       300,000      295,766
                                                                     ----------
                                                                        757,350
                                                                     ----------

RAILROADS - 0.9%
Canadian National Railway Company,
   6.25% - 2034                                            700,000      708,418
                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Reckson Operating Partnership,
   5.15% - 2011                                            700,000      672,001
                                                                     ----------
SERVICES - 0.0%
American Eco Corporation,
   9.625% - 2008*(3,4)                                      25,000            -
                                                                     ----------

                                                        See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                DIVERSIFIED INCOME SERIES
June 30, 2006                                                        (unaudited)

                                                                           PRINCIPAL        MARKET
                                                                            AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)

TECHNOLOGY - 0.4%
Science Applications International
     Corporation, 7.125% - 2032                                           $   300,000     $   322,970
                                                                                          -----------
TELECOMMUNICATIONS - WIRELESS - 0.9%
Nextel Communications, 6.875% - 2013                                          700,000         704,103
                                                                                          -----------
TRANSPORTATION SERVICES - 0.4%
TTX Company, 4.90% - 2015                                                     350,000         323,388
                                                                                          -----------
TOTAL CORPORATE BONDS
     (cost $20 582 326 )                                                                   20,174,970
                                                                                          -----------

MORTGAGE BACKED SECURITIES - 69.5%

U.S. GOVERNMENT SPONSORED AGENCIES - 49.4%
Federal Home Loan Mortgage Corporation - CMO's:
     FHR 2520 AG, 5.00% - 2016(5)                                           1,642,309       1,621,120

Federal Home Loan Mortgage Corporation - Pass-Thru's:
     #E01378, 5.00% - 2018(5)                                               1,630,762       1,573,289
     #E01488, 5.00% - 2018(5)                                               1,259,731       1,215,326
     #E01538, 5.00% - 2018(5)                                               1,282,573       1,237,375
     #C44050, 7.00% - 2030                                                     26,570          27,229
     #C01172, 6.50% - 2031                                                     44,516          44,782
     #C01210, 6.50% - 2031                                                     53,014          53,531
     #C50964, 6.50% - 2031                                                     48,812          49,104
     #C50967, 6.50% - 2031                                                     17,333          17,502
     #C01277, 7.00% - 2031                                                     89,395          91,465
     #C01292, 6.00% - 2032                                                    219,989         217,543
     #C62801, 6.00% - 2032                                                    112,184         110,936
     #C01287, 6.50% - 2032                                                    145,733         146,603
     #C76358, 5.00% - 2033(5)                                               1,279,339       1,200,586
     #C78238, 5.50% - 2033(5)                                               1,199,694       1,157,378
     #A16943, 6.00% - 2033                                                    854,375         843,770
     #G08014, 5.00% - 2034(5)                                               1,676,110       1,570,353
     #G08015, 5.50% - 2034(5)                                               1,541,229       1,484,244
     #A17903, 6.00% - 2034(5)                                               1,059,832       1,045,610
     #1B2544, 5.289% - 2036(5)                                              2,241,179       2,187,410
     #G02109, 6.00% - 2036(5)                                               1,946,522       1,917,707

Federal National Mortgage Association - CMO's:
     FNR 2003-14, 5.00% - 2016(5)                                           1,835,506       1,807,904
     FNR 2005-46 TW, 5.00% - 2018(5)                                        1,800,000       1,725,024
     FNR 1990-108 G, 7.00% - 2020                                              49,768          50,345
     FNR 2005-24 AH, 5.00% - 2029(5)                                        1,883,082       1,835,706

Federal National Mortgage Association - Pass-Thru's:
     #254732, 5.00% - 2017                                                  1,281,813       1,260,598
     #720714, 4.00% - 2018                                                  1,314,863       1,245,689
     #555549, 5.00% - 2018                                                  1,547,403       1,490,392
     #750465, 5.00% - 2018                                                  1,283,752       1,239,150
     #780952, 4.00% - 2019                                                  1,674,903       1,547,291
     #252806, 7.50% - 2029                                                     35,320          36,619
     #252874, 7.50% - 2029                                                     31,324          32,475
     #535277, 7.50% - 2030                                                     26,291          26,897

     #190307, 8.00% - 2030                                                     18,656          19,689
     #253356, 8.00% - 2030                                                     21,061          22,227
     #541735, 8.00% - 2030                                                     21,932          23,147
     #585348, 6.50% - 2031                                                     39,806          40,019
     #254477, 5.50% - 2032                                                    511,527         491,343
     #254198, 6.00% - 2032                                                    303,329         298,599
     #254377, 6.00% - 2032                                                    420,060         414,998
     #666750, 6.00% - 2032                                                    435,658         428,864
     #254346, 6.50% - 2032                                                    145,382         146,159
     #545691, 6.50% - 2032                                                    193,827         194,863
     #659790, 6.50% - 2032                                                    185,297         186,932
     #640008, 7.00% - 2032                                                     88,150          90,182
     #702879, 5.00% - 2033                                                  1,245,308       1,169,718
     #709805, 5.00% - 2033                                                  1,118,675       1,050,773
     #688328, 5.50% - 2033                                                    934,492         901,505
     #689108, 5.50% - 2033                                                    588,610         567,915
     #709748, 5.50% - 2033                                                  1,193,013       1,151,067
     #713971, 5.50% - 2033                                                  1,106,024       1,066,982
     #754903, 5.50% - 2033                                                    729,305         696,577
     #725033, 6.00% - 2034                                                    648,810         640,578
     #255554, 5.50% - 2035                                                  1,250,281       1,204,086
                                                                                          -----------
                                                                                           40,917,176
                                                                                          -----------
U.S. GOVERNMENT SPONSORED SECURITIES - 1.2%
Government National Mortgage Association - Pass- Thru's:
     #313107, 7.00% - 2022                                                     76,584          78,983
     #328618, 7.00% - 2022                                                     17,900          18,460
     #352022, 7.00% - 2023                                                     40,137          41,394
     #369303, 7.00% - 2023                                                     62,521          64,479
     #347017, 7.00% - 2024                                                     36,768          37,919
     #371006, 7.00% - 2024                                                     22,787          23,501
     #371012, 7.00% - 2024                                                     29,537          30,462
     #780454, 7.00% - 2026                                                     47,858          49,357
     #464356, 6.50% - 2028                                                     33,483          33,904
     #462680, 7.00% - 2028                                                     31,732          32,726
     #518436, 7.25% - 2029                                                     28,797          29,866
     #491492, 7.50% - 2029                                                     16,886          17,647
     #510704, 7.50% - 2029                                                     36,254          37,888
     #781079, 7.50% - 2029                                                     16,782          17,538
     #479229, 8.00% - 2030                                                     17,542          18,607
     #479232, 8.00% - 2030                                                     10,692          11,341
     #508342, 8.00% - 2030                                                     36,518          38,734
     #564472, 6.50% - 2031                                                    135,536         137,415
     #538285, 6.50% - 2031                                                     48,664          49,276
     #552324, 6.50% - 2032                                                     89,682          90,810
     II #1260, 7.00% - 2023                                                     6,635           6,798
     II #1849, 8.50% - 2024                                                     4,978           5,316
     II #2320, 7.00% - 2026                                                    13,474          13,804
     II #2270, 8.00% - 2026                                                    12,910          13,629
     II #2445, 8.00% - 2027                                                    16,402          17,315
     II #2689, 6.50% - 2028                                                    22,959          23,162
     II #2616, 7.00% - 2028                                                    22,375          22,923
     II #2909, 8.00% - 2030                                                    19,530          20,618
                                                                                          -----------
                                                                                              983,872
                                                                                          -----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                DIVERSIFIED INCOME SERIES
June 30, 2006                                                        (unaudited)

                                                                           PRINCIPAL        MARKET
                                                                            AMOUNT           VALUE
MORTGAGE BACKED SECURITIES (CONTINUED)

NON-AGENCY SECURITIES - 18.9%
Chase Commercial Mortgage Securities Corporation:
     1997-1B, 7.37% - 2029                                                $ 1,500,000     $ 1,508,518
     1998-1B, 6.56% - 2030                                                    225,000         228,001
Chase Mortgage Finance Corporation,
     2005-A1 2A2, 5.25% - 2035(2)                                           1,782,763       1,757,922
Chaseflex Trust, 2006-1 A2A,
     5.93% - 2036(2)                                                        2,000,000       1,990,931
Credit-Based Asset Servicing & Securitization,
     2005-CB5 AV2, 5.583% - 2035(2)                                         1,500,000       1,505,669
Homebanc Mortgage Trust, 2006-1 1A1,
     6.16% - 2037(2)                                                        1,932,753       1,941,291
JP Morgan Alternative Loan Trust:
     2006-S2 A2, 5.81% - 2036                                               2,000,000       1,983,987
     2006-S3, 6.00% - 2036                                                  1,671,000       1,662,188
JP Morgan Mortgage Trust,
     2006-A3 5A1, 5.379% - 2036(2)                                          1,348,221       1,335,581
Washington Mutual, 2005-AR16 1A1,
     5.12% - 2035(2)                                                        1,778,528       1,752,906
                                                                                          -----------
                                                                                           15,666,994
                                                                                          -----------
TOTAL MORTGAGE BACKED SECURITIES
     (cost $59,296,527)                                                                    57,568,042
                                                                                          -----------

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 1.8%

Federal National Mortgage Association:
     7.125% - 2030                                                          1,000,000       1,194,425
     6.625% - 2030                                                            250,000         283,100
                                                                                          -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
     (cost $1,286,284 )                                                                     1,477,525
                                                                                          -----------
U.S. GOVERNMENT SECURITIES - 1.4%

U.S. Treasury Bill,
     4.9052% - 10-12-2006                                                     110,000         108,499

U.S. Treasury Bond, 5.375% - 2031                                           1,000,000       1,017,266
                                                                                          -----------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $1,213,221)                                                                      1,125,765
                                                                                          -----------

REPURCHASE AGREEMENT - 1.3%

United Missouri Bank, 4.68%, dated 06-30-06, matures
     07-03-06; repurchase amount of $1,044,407 (Collateralized by
     FHLB, 3.50%, 11-15-07 & GNMA 2003 70-HT, 3.50%, 02-21-28
     with values of $459,397 and $605,483, respectively)                    1,044,000       1,044,000
                                                                                          -----------
TOTAL REPURCHASE AGREEMENT
     (cost $1,044,000)                                                                      1,044,000
                                                                                          -----------
TOTAL INVESTMENTS - 99.3%
     (cost $84,226,222)                                                                    82,194,052
CASH & OTHER ASSETS, LESS LIABILITIES - 0.7%                                                  602,875
                                                                                          -----------
TOTAL NET ASSETS - 100.0%                                                                 $82,796,927
                                                                                          ===========

For federal income tax purposes the identified cost of investments owned at June 30, 2006 was $85,346,344.

*    Non-income producing security.

(1) Security is a 144A security. The total market value of 144A securities is $4,266,720 (cost $4,327,614), or 5.2% of total net assets.

(2)  Variable rate security. Rate indicated is rate effective June 30, 2006.

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $0 (cost $25,000), or 0.0% of total net assets.

(4) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% or net assets.

(5)  Security is segregated as collateral for future contracts.

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
                                                       DIVERSIFIED INCOME SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1) .....................                $   82,194,052
Receivables:
     Fund shares sold ........................                        69,298
     Securities sold .........................                         2,935
     Interest ................................                       605,338
     Dividends ...............................                         3,040
     Variation margin ........................                        24,844
     Security Management Company .............                        19,015
Prepaid expenses .............................                        25,226
                                                              --------------
Total assets .................................                    82,943,748
                                                              --------------
LIABILITIES:
Cash overdraft ...............................                        19,471
Payable for:
     Fund shares redeemed ....................                        25,320
     Management fees .........................                        23,834
     Custodian fees ..........................                         2,558
     Transfer agent and administration fees ..                        33,278
     Professional fees .......................                        13,292
     12b-1 distribution plan fees ............                        25,533
     Director's fees .........................                         1,448
     Other ...................................                         2,087
                                                              --------------
Total liabilities ............................                       146,821
                                                              --------------
NET ASSETS ...................................                $   82,796,927
                                                              ==============

Paid in capital ..............................                $   92,505,982
Accumulated undistributed net investment
     loss ....................................                      (557,563)
Accumulated undistributed net realized loss on
     sale of investments and futures .........                    (7,032,628)
Net unrealized depreciation in value of
     investments and futures .................                    (2,118,864)
                                                              --------------
Net assets ...................................                $   82,796,927
                                                              ==============
CLASS A:
Capital shares outstanding (unlimited number
     of shares authorized)....................                    15,400,828
Net assets ...................................                $   69,079,160
Net asset value and redemption price per
     share....................................                $         4.49
                                                              ==============
Offering price per share (net asset value
     divided by 95.25%) ......................                $         4.71
                                                              ==============
CLASS B:
Capital shares outstanding (unlimited number
     of shares authorized) ...................                     1,950,864
Net assets ...................................                $    8,713,231
Net asset value, offering and redemption
     price per share (excluding any applicable
     contingent deferred sales charge) .......                $         4.47
                                                              ==============
CLASS C:
Capital shares outstanding (unlimited number
     of shares authorized) ...................                     1,122,532
Net assets ...................................                $    5,004,536
Net asset value, offering and redemption
     price per share (excluding any applicable
     contingent deferred sales charge)........
                                                              $         4.46
                                                              ==============
(1) Investments, at cost ......................               $   84,226,222
                                                              ==============

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
    Interest ...........................................      $     2,317,303
    Dividends ..........................................               22,583
                                                              ---------------
    Total investment income ............................            2,339,886
                                                              ---------------

EXPENSES:
    Management fees ....................................              153,259
    Custodian fees .....................................                6,361
    Transfer agent/maintenance fees ....................              148,900
    Administration fees ................................               48,332
    Directors' fees ....................................                3,228
    Professional fees ..................................                6,371
    Reports to shareholders ............................               10,174
    Registration fees ..................................               19,348
    Other expenses .....................................                6,720
    12b-1 distribution plan fees - Class A .............               90,659
    12b-1 distribution plan fees - Class B .............               49,673
    12b-1 distribution plan fees - Class C .............               25,573
                                                              ---------------
    Total expenses .....................................              568,598
    Less: Reimbursement of expenses - Class A ..........              (79,646)
          Reimbursement of expenses - Class B ..........              (10,865)
          Reimbursement of expenses - Class C ..........               (5,662)
                                                              ---------------
    Net expenses .......................................              472,425
                                                              ---------------
    Net investment income ..............................            1,867,461
                                                              ---------------

 NETREALIZED AND UNREALIZED GAIN (LOSS):
 Netrealized loss during the period on:
    Investments .......................................              (660,356)
    Futures ...........................................               (19,286)
                                                              ---------------
    Net realized loss .................................              (679,642)
                                                              ---------------

Net unrealized depreciation during the period on:
    Investments ........................................           (2,128,570)
    Futures ............................................              (86,694)
                                                              ---------------
    Net unrealized depreciation ........................           (2,215,264)
                                                              ---------------

    Net realized and unrealized loss ...................           (2,894,906)
                                                              ---------------
    Net decrease in net assets resulting from
         operations ....................................      $    (1,027,445)
                                                              ===============

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Changes in Net Assets                     DIVERSIFIED INCOME SERIES

                                                                           SIX MONTHS ENDED
                                                                            JUNE 30, 2006        YEAR ENDED
                                                                             (UNAUDITED)      DECEMBER 31, 2005
                                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .............................................       $  1,867,461       $   3,506,099
  Net realized gain (loss) during the period on investments .........           (679,642)            735,580
  Net unrealized depreciation during the period on investments ......         (2,215,264)         (2,911,634)
                                                                            ------------       -------------
  Net increase (decrease) in net assets resulting from operations ...         (1,027,445)          1,330,045
                                                                            ------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .........................................................         (1,580,950)         (3,075,281)
    Class B .........................................................           (173,615)           (417,529)
    Class C .........................................................            (91,469)           (187,665)
                                                                            ------------       -------------
  Total distributions to shareholders ...............................         (1,846,034)         (3,680,475)
                                                                            ------------       -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class A .........................................................         18,538,339          22,577,504
    Class B .........................................................          1,196,134           2,807,203
    Class C .........................................................           560, 547           1,661,812
  Distributions reinvested
    Class A .........................................................          1,481,963           2,848,347
    Class B .........................................................            162,998             389,941
    Class C .........................................................             88,835             179,154
  Cost of shares redeemed
    Class A .........................................................        (19,047,780)        (28,314,300)
    Class B .........................................................         (3,156,038)         (6,395,401)
    Class C .........................................................           (909,312)         (1,491,587)
                                                                            ------------       -------------
  Net decrease from capital share transactions ......................         (1,084,314)         (5,737,327)
                                                                            ------------       -------------
  Net decrease in net assets ........................................         (3,957,793)         (8,087,757)
                                                                            ------------       -------------

NET ASSETS:
  Beginning of period ...............................................         86,754,720          94,842,477
                                                                            ------------       -------------
  End of period .....................................................       $ 82,796,927       $  86,754,720
                                                                            ============       =============
  Accumulated undistributed net investment loss at end of
    period ..........................................................       $   (557,563)      $    (578,990)
                                                                            ============       =============

CAPITAL SHARE ACTIVITY:
  Shares sold
    Class A .........................................................          4,039,110           4,796,999
    Class B .........................................................            264,030             600,125
    Class C .........................................................            123,049             355,458
  Shares reinvested
    Class A .........................................................            326,366             606,988
    Class B .........................................................             36,047              83,417
    Class C .........................................................             19,704              38,428
  Shares redeemed
    Class A .........................................................         (4,186,539)         (6,013,084)
    Class B .........................................................           (696,959)         (1,361,275)
    Class C .........................................................           (199,341)           (318,512)

                                                         See accompanying notes.

Financial Highlights                                        SECURITY INCOME FUND
Selected data for each share of capital stock          DIVERSIFIED INCOME SERIES
outstanding throughout each year

                                                SIX MONTHS                                                             YEAR ENDED
                                               ENDED JUNE 30,                                                          DECEMBER 31,
CLASS A                                          2006(g)         2005          2004          2003          2002          2001(e)
-------------------------------------------   --------------   ---------    ----------    -----------   ----------    -------------
PER SHARE DATA

Net asset value, beginning of period             $   4.63      $   4.76      $   4.82      $   4.90      $   4.73      $   4.66
                                                 --------      --------      --------      --------      --------      --------
Income (loss) from investment operations:
Net investment income (loss)(c)                      0.10          0.19          0.20          0.20          0.24          0.26
Net gain (loss) on securities (realized and
 unrealized)                                        (0.14)        (0.12)        (0.04)        (0.07)         0.18          0.07
                                                 --------      --------      --------      --------      --------      --------
Total from investment operations                    (0.04)         0.07          0.16          0.13          0.42          0.33
                                                 --------      --------      --------      --------      --------      --------
Less distributions:
Dividends from net investment income                (0.10)        (0.20)        (0.22)        (0.21)        (0.25)        (0.26)
                                                 --------      --------      --------      --------      --------      --------
Total distributions                                 (0.10)        (0.20)        (0.22)        (0.21)        (0.25)        (0.26)
                                                 --------      --------      --------      --------      --------      --------
Net asset value, end of period                   $   4.49      $   4.63      $   4.76      $   4.82      $   4.90      $   4.73
                                                 ========      ========      ========      ========      ========      ========

TOTAL RETURN(a)                                     (0.89%)        1.54%         3.37%         2.72%         9.04%         7.33%
                                                 --------      --------      --------      --------      --------      --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $ 69,079      $ 70,502      $ 75,292      $ 77,950      $ 68,489      $ 59,168
                                                 --------      --------      --------      --------      --------      --------
Ratios to average net assets:
Net investment income (loss)                         4.40%         4.09%         4.18%         4.17%         4.98%         5.57%
Total expenses(b)                                    1.17%         1.16%         1.06%         1.04%         1.02%         1.04%
Net expenses(d)                                      0.95%         0.95%         0.95%         0.95%         0.95%         0.95%
                                                 --------      --------      --------      --------      --------      --------
Portfolio turnover rate                               107%           59%           44%           45%           33%           38%

                                                SIX MONTHS                                                             YEAR ENDED
                                               ENDED JUNE 30,                                                          DECEMBER 31,
CLASS B                                          2006(g)         2005          2004          2003          2002          2001(e)
-------------------------------------------   --------------   ---------    ----------    -----------   ----------    -------------
PER SHARE DATA

Net asset value, beginning of period             $  4.61        $  4.74      $  4.80      $  4.88        $  4.71        $  4.65
                                                 -------        -------      -------      -------        -------        -------
Income (loss) from investment operations:
Net investment income (loss)(c)                     0.08           0.16         0.16         0.17           0.20           0.22
Net gain (loss) on securities (realized and
 unrealized)                                       (0.14)         (0.12)       (0.04)       (0.08)          0.18           0.07
                                                 -------        -------      -------      -------        -------        -------
Total from investment operations                   (0.06)          0.04         0.12         0.09           0.38           0.29
                                                 -------        -------      -------      -------        -------        -------
Less distributions:
Dividends from net investment income               (0.08)         (0.17)       (0.18)       (0.17)         (0.21)         (0.23)
                                                 -------        -------      -------      -------        -------        -------
Total distributions                                (0.08)         (0.17)       (0.18)       (0.17)         (0.21)         (0.23)
                                                 -------        -------      -------      -------        -------        -------
Net asset value, end of period                   $  4.47        $  4.61      $  4.74      $  4.80        $  4.88        $  4.71
                                                 =======        =======      =======      =======        =======        =======

TOTAL RETURN(a)                                    (1.29%)         0.79%        2.60%        1.96%          8.29%          6.36%
                                                 -------        -------      -------      -------        -------        -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $ 8,713        $10,826      $14,331      $12,902        $20,365        $13,685
                                                 -------        -------      -------      -------        -------        -------
Ratios to average net assets:
Net investment income (loss)                        3.64%          3.34%        3.43%        3.43%          4.22%          4.83%
Total expense(b)                                    1.92%          1.91%        1.81%        1.79%          1.77%          1.79%
Net expenses(d)                                     1.70%          1.70%        1.70%        1.70%          1.70%          1.70%
                                                 -------        -------      -------      -------        -------        -------
Portfolio turnover rate                              107%            59%          44%          45%            33%            38%

                                                         See accompanying notes.

Financial Highlights                                        SECURITY INCOME FUND
Selected data for each share of capital stock          DIVERSIFIED INCOME SERIES
outstanding throughout each year

                                                SIX MONTHS                                                             YEAR ENDED
                                               ENDED JUNE 30,                                                          DECEMBER 31,
CLASS C                                          2006(g)         2005          2004          2003          2002(f)       2001(e)
-------------------------------------------   --------------   ---------    ----------    -----------   ----------    -------------
PER SHARE DATA

Net asset value, beginning of period             $    4.60     $   4.73      $   4.79      $    4.87     $   4.70        $   4.65
                                                 ---------     --------      --------      ---------     --------        --------
Income (loss) from investment operations:
Net investment income(c)                              0.08         0.16          0.16           0.17         0.19            0.21
Net gain (loss) on securities (realized
  and unrealized)                                    (0.14)       (0.12)        (0.04)         (0.07)        0.19            0.08
                                                 ---------     --------      --------      ---------     --------        --------
Total from investment operations                     (0.06)        0.04          0.12           0.10         0.38            0.29
                                                 ---------     --------      --------      ---------     --------        --------
Less distributions:
Dividends from net investment income                 (0.08)       (0.17)        (0.18)         (0.18)       (0.21)          (0.24)
                                                 ---------     --------      --------      ---------     --------        --------
Total distributions                                  (0.08)       (0.17)        (0.18)         (0.18)       (0.21)          (0.24)
                                                 ---------     --------      --------      ---------     --------        --------
Net asset value, end of period                   $    4.46     $   4.60      $   4.73      $    4.79     $   4.87        $   4.70
                                                 =========     ========      ========      =========     ========        ========

TOTAL RETURN(a)                                      (1.29%)       0.79%         2.61%          1.98%        8.30%           6.30%
                                                 ---------     --------      --------      ---------     --------        --------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $   5,005     $  5,427      $  5,219      $   5,840     $  4,901        $  1,760
                                                 ---------     --------      --------      ---------     --------        --------
Ratios to average net assets:
Net investment income (loss)                          3.64%        3.33%         3.43%          3.42%        4.18%           4.84%
Total expenses(b)                                     1.92%        1.91%         1.81%          1.80%        1.77%           1.79%
Net expenses(d)                                       1.70%        1.70%         1.70%          1.70%        1.70%           1.69%
                                                 ---------     --------      --------      ---------     --------        --------
Portfolio turnover rate                                107%          59%           44%            45%          33%             38%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(f) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(g) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                              SECURITY INCOME FUND
                               HIGH YIELD SERIES

                            [SECURITY BENEFIT LOGO]

                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY INCOME FUND
Manager's Commentary                                           HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

PERFORMANCE

HIGH YIELD SERIES VS.
LEHMAN BROTHERS HIGH YIELD INDEX

                                  [PERFORMANCE GRAPH]

 DATE                 VALUE
HIGH YIELD
  8/5/1996          9,525.00
 9/30/1996          9,782.35
12/31/1996         10,020.60
 3/31/1997         10,195.91
 6/30/1997         10,600.86
 9/30/1997         11,004.69
12/31/1997         11,280.06
 3/31/1998         11,643.63
 6/30/1998         11,750.54
 9/30/1998         11,551.41
12/31/1998         11,841.84
 3/31/1999         11,958.30
 6/30/1999         11,919.54
 9/30/1999         11,787.79
12/31/1999         11,781.63
 3/31/2000         11,551.41
 6/30/2000         11,547.65
 9/29/2000         11,701.08
12/29/2000         11,424.37
 3/30/2001         11,953.35
 6/29/2001         11,723.04
 9/28/2001         11,225.64
12/31/2001         11,987.55
 3/28/2002         12,294.90
 6/28/2002         11,760.97
 9/30/2002         11,200.44
12/31/2002         11,788.41
 3/31/2003         12,327.33
 6/30/2003         13,422.10
 9/30/2003         13,760.69
12/31/2003         14,340.64
  03/31/04         14,686.99
  06/30/04         14,564.93
  09/30/04         15,139.85
12/31/2004         15,910.90
 3/31/2005         15,750.83
 6/30/2005         15,961.64
 9/30/2005         16,195.46
12/31/2005         16,441.49
 3/31/2006         16,874.61
 6/30/2006         17,056.19

LEHMAN BROTHERS HIGH YIELD

DATE                               VALUE
INCEPTION 8/05/96                10,000.00
          9/30/96                10,351.60
         12/31/96                10,713.39
          3/31/97                10,833.03
          6/30/97                11,336.46
          9/30/97                11,851.52
         12/31/97                12,081.46
          3/31/98                12,487.78
          6/30/98                12,625.65
          9/30/98                12,050.69
         12/31/98                12,307.03
          3/31/99                12,533.43
          6/30/99                12,566.52
          9/30/99                12,386.91
         12/31/99                12,589.80
          3/31/00                12,295.73
         06/30/00                12,437.20
         09/30/00                12,507.18
         12/31/00                11,851.92
        3/31/2001                12,604.41
        6/30/2001                12,317.36
        9/30/2001                11,796.11
       12/31/2001                12,477.29
        3/31/2002                12,687.30
        6/30/2002                11,878.19
        9/30/2002                11,529.80
       12/31/2002                12,306.90
        3/31/2003                13,243.88
        6/30/2003                14,581.95
        9/30/2003                14,985.63
       12/31/2003                15,871.49
        3/31/2004                16,243.91
        6/30/2004                16,087.61
        9/30/2004                16,867.08
       12/31/2004                17,639.12
        3/31/2005                17,354.98
        6/30/2005                17,835.42
        9/30/2005                18,000.20
       12/31/2005                18,121.66
        3/31/2006                18,646.17
        6/30/2006                18,694.24

                  $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of High Yield Series on August 15, 1996 (date of inception), and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The Lehman Brothers High Yield Index is an unmanaged index that tracks below investment grade bonds.

PORTFOLIO COMPOSITION BY QUALITY RATING
(BASED ON STANDARD AND POOR'S RATINGS)

A                                             0.51%
BBB                                           2.05
BB                                           23.08
B                                            42.03
CCC                                          15.88
NR                                            5.53
Common Stocks                                 1.06
Repurchase Agreement                         12.50
Liabilities, less cash & other assets        (2.64)
                                            ------
Total net assets                            100.00%
                                            ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06

                                                               SINCE
                                       1 YEAR    5 YEARS     INCEPTION
                                       ------    -------     ---------
A Shares                               (1.75%)    6.75%         5.54%
                                                              (8-15-96)

B Shares                                1.08%     6.65%         5.22%
                                                              (8-15-96)

C Shares                                4.97%     6.97%         5.77%
                                                              (5-1-00)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Manager's Commentary                                           HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                                        BEGINNING              ENDING          EXPENSES PAID
                                      ACCOUNT VALUE         ACCOUNT VALUE         DURING
                                        01-01-06              06-30-06(1)       PERIOD(2)
                                     ----------------      ---------------    ---------------
High Yield Series -
Class A
 Actual                                 $1,000.00             $1,037.40            $  7.58
 Hypothetical                            1,000.00              1,017.36               7.50

High Yield Series -
Class B
 Actual                                  1,000.00              1,033.70              11.40
 Hypothetical                            1,000.00              1,013.59              11.28

High Yield Series -
Class C
 Actual                                  1,000.00              1,033.50              11.39
 Hypothetical                            1,000.00              1,013.59              11.28

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expens-es and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 3.74%, 3.37% and 3.35%, for Class A, B
    and C class shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.50%, 2.26% and 2.26% for Class A, B and C class shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the onehalf year period).

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

                                             PRINCIPAL
                                             AMOUNT OR
                                              NUMBER            MARKET
                                             OF SHARES          VALUE
CONVERTIBLE BONDS - 2.2%

AEROSPACE & DEFENSE - 1.0%
DRS Technologies, Inc., 2.00% - 2026(4)      $  450,000       $  444,375
                                                              ----------
AUTOMOTIVE - 0.7%
Sonic Automotive, Inc., 5.25% - 2009         $  350,000          342,562
                                                              ----------
TELECOMMUNICATIONS-WIRELESS - 0.5%
Nextel Communications, 5.25% - 2010          $  250,000          241,563
                                                              ----------
TOTAL CONVERTIBLE BONDS
 (cost $1,052,951)                                             1,028,500
                                                              ----------

COMMON STOCKS - 1.0%

MARINE - 0.4%
Double Hull Tankers, Inc.                        15,000          202,050
                                                              ----------
MORTGAGE REIT'S - 0.3%
HomeBanc Corporation                             20,000          158,800
                                                              ----------
SPECIALIZED REIT'S - 0.3%
Opteum, Inc.                                     15,250          137,555
                                                              ----------
TOTAL COMMON STOCKS
 (cost $553,305)                                                 498,405
                                                              ----------

CORPORATE BONDS - 80.8%

AEROSPACE & DEFENSE - 4.2%
Bombardier, Inc., 6.75% - 2012(4)            $  675,000          621,000
Esterline Technologies Corporation,
 7.75% - 2013(4)                             $  350,000          354,375
L-3 Communications Corporation,
 7.625% - 2012                               $  325,000          329,875
Sequa Corporation, 9.00% - 2009              $  125,000          131,875
Vought Aircraft Industries, Inc.,
 8.00% - 2011                                $  600,000          543,000
                                                              ----------
                                                               1,980,125
                                                              ----------

AIRLINES - 4.1%
American Commercial Lines, Inc.,
 9.50% - 2015                                $  178,000          194,910
Continental Airlines, Inc.,
 8.312% - 2011                               $  367,590          348,414
Delta Air Lines:
 7.92% - 2010                                $  550,000          511,500
 7.711% - 2011                               $  225,000          207,000
Evergreen International Aviation,
 12.00% - 2010                               $  675,000          691,875
Pegasus Aviation Lease Securitization,
2000-1 D1, 8.42% - 2030(3,5)                 $  244,615                -
                                                              ----------
                                                               1,953,699
                                                              ----------

AUTOMOTIVE - 5.5%
General Motors Acceptance Corporation:
 6.75% - 2014                                   350,000          325,087
 8.00% - 2031                                   750,000          720,862
Group 1 Automotive, Inc., 8.25% - 2013          450,000          454,500
Metaldyne Corporation, 11.00% - 2012            650,000          552,500
Sonic Automotive, Inc., 8.625% - 2013           400,000          396,000
TRW Automotive, Inc., 9.375% - 2013             134,000          142,375
                                                              ----------
                                                               2,591,324
                                                              ----------

BANKING - 3.0%
Cardtronics, Inc., 9.25% - 2013(4)              600,000          591,000
Doral Financial Corporation,
 5.91% - 2007(2)                                600,000          571,529
E*Trade Financial Corporation,
 8.00% - 2011                                   200,000          204,000
FCB/NC Capital Trust I, 8.05% - 2028             50,000           52,637
                                                              ----------
                                                               1,419,166
                                                              ----------

BUILDING MATERIALS - 1.5%
Building Materials Corporation:
 8.00% - 2007                                   450,000          452,249
 8.00% - 2008                                   175,000          176,313
Interline Brands, Inc., 8.125% - 2014           100,000           99,750
                                                              ----------
                                                                 728,312
                                                              ----------

CONSTRUCTION MACHINERY - 1.5%
Case New Holland, 9.25% - 2011                  350,000          368,375
United Rentals NA, Inc., 7.00% - 2014           375,000          342,656
                                                              ----------
                                                                 711,031
                                                              ----------

CONSUMER PRODUCTS - 0.2%
WH Holdings/ WH Capital, 9.50% - 2011            90,000           98,550
                                                              ----------

ELECTRIC - 1.2%
CMS Energy Corporation, 7.50% - 2009            175,000          177,187
East Coast Power LLC:
 6.737% - 2008                                   18,084           18,139
 7.066% - 2012                                   56,347           57,661
Reliant Energy, Inc., 6.75% - 2014              350,000          322,000
                                                              ----------
                                                                 574,987
                                                              ----------

ENERGY - INDEPENDENT - 2.1%
El Paso Production Holding Company,
 7.75% - 2013                                   250,000          251,875
Magnum Hunter Resources, Inc.,
 9.60% - 2012                                   532,000          562,590
Range Resources Corporation,
 7.375% - 2013                                  175,000          173,688
                                                              ----------
                                                                 988,153
                                                              ----------
ENERGY - INTEGRATED - 0.2%
Petrobras International Finance Company,
 12.375% - 2008(1)                               75,000           82,875
                                                              ----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

                                             PRINCIPAL          MARKET
                                              AMOUNT            VALUE
CORPORATE BONDS (CONTINUED)

ENTERTAINMENT - 1.9%
AMC Entertainment, Inc.,
 9.875% - 2012                               $  200,000       $  199,000
Blockbuster, Inc., 9.00% - 2012(1)              500,000          466,250
Speedway Motorsports, Inc.,
 6.75% - 2013                                   250,000          242,500
                                                              ----------
                                                                 907,750
                                                              ----------

ENVIRONMENTAL - 0.2%
Casella Waste Systems, Inc.,
 9.75% - 2013                                   100,000          105,000
                                                              ----------

FOOD & BEVERAGE - 3.3%
Canandaigua Brands, Inc.,
 8.625% - 2006                                  241,000          241,301
Dean Foods Company, 8.15% - 2007                350,000          353,500
Dole Foods Company, Inc.:
 7.25% - 2010                                   350,000          313,250
 8.875% - 2011                                   50,000           46,875
Harry & David Operations Corporation,
 9.00% - 2013                                   250,000          226,250
Land O' Lakes, Inc., 8.75% - 2011                43,000           44,290
Pilgrim's Pride Corporation,
 9.625% - 2011                                  300,000          312,000
                                                              ----------
                                                               1,537,466
                                                              ----------

GAMING - 2.9%
American Casino & Entertainment,
 7.85% - 2012                                   200,000          200,500
Galaxy Entertainment, 9.875 - 2012(4)           150,000          156,000
MGM Mirage, Inc., 6.75% - 2012                  375,000          360,937
Mandalay Resort Group, 6.50% - 2009             200,000          196,000
Mohegan Tribal Gaming, 6.375% - 2009            250,000          243,438
Station Casinos, Inc., 6.00% - 2012             200,000          187,250
                                                              ----------
                                                               1,344,125
                                                              ----------

HEALTH CARE - 3.1%
Coventry Health Care, Inc.,
 6.125% - 2015                                  425,000          404,053
HCA, Inc., 6.375% - 2015                        200,000          185,310
US Oncology Holdings, Inc.,
 10.32% - 2015(2)                               850,000          867,000
                                                              ----------
                                                               1,456,363
                                                              ----------

INDUSTRIAL - OTHER - 4.3%
Anixter International, Inc.,
 5.95% - 2015                                   250,000          230,000
Briggs & Stratton Corporation,
 8.875% - 2011                                  375,000          405,000
Corrections Corporation of America,
 7.50% - 2011                                    50,000           50,375
Iron Mountain, Inc., 8.25% - 2011               250,000          250,000
Usec, Inc., 6.75% - 2009                      1,125,000        1,080,000
                                                              ----------
                                                               2,015,375
                                                              ----------

INSURANCE - LIFE - 0.2%
Genamerica Capital, Inc.,
 8.525% - 2027(4)                                75,000           79,589
                                                              ----------
INSURANCE - PROPERTY & CASUALTY - 2.3%
Fairfax Financial Holdings,
 7.75% - 2012                                 1,255,000        1,091,850
                                                              ----------
LODGING - 0.3%
Starwood Hotels & Resorts,
 7.375% - 2007(1)                               150,000          150,938
                                                              ----------
MEDIA - CABLE - 2.2%
Block Communications, Inc.,
 8.25% - 2015(4)                                350,000          336,000
CSC Holdings, Inc.:
 7.25% - 2008                                   125,000          125,156
 6.75% - 2012(4)                                175,000          168,875
Cablevision Systems Corporation,
 9.62% - 2009(2)                                250,000          265,000
Shaw Communications, Inc.,
 7.25% - 2011                                   125,000          124,688
                                                              ----------
                                                               1,019,719
                                                              ----------
MEDIA - NONCABLE - 0.8%
Intelsat, Ltd., 7.625% - 2012                   275,000          226,875
RH Donnelley Finance Corporation,
 10.875% - 2012                                 125,000          137,188
                                                              ----------
                                                                 364,063
                                                              ----------
METALS & MINING - 3.7%
AK Steel Corporation, 7.875% - 2009             775,000          771,125
Asia Aluminum Holdings, 8.00% - 2011(4)         200,000          187,500
Bulong Operations, 12.50% - 2008(3,5)            75,000                -
Imco Recycling, Inc., 10.375% - 2010            350,000          378,000
Noble Group, Ltd., 6.625% - 2015(4)             450,000          390,085
                                                              ----------
                                                               1,726,710
                                                              ----------
OIL FIELD SERVICES - 2.6%
Hanover Compressor Company,
 9.00% - 2014                                   100,000          104,500
Hilcorp Energy/Finance,
 10.50% - 2010(4)                               746,000          803,815
Parker Drilling Company,
 9.981% - 2010(2)                               325,000          331,500
                                                              ----------
                                                               1,239,815
                                                              ----------
PACKAGING - 4.1%
Ball Corporation, 6.875% - 2012                 500,000          490,000
Owens-Brockway Glass Containers,
 7.75% - 2011                                    50,000           50,375
Owens-Illinois, Inc., 8.10% - 2007              675,000          678,375
Solo Cup Company, 8.50% - 2014                  825,000          713,625
                                                              ----------
                                                               1,932,375
                                                              ----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

                                              PRINCIPAL            MARKET
                                               AMOUNT              VALUE
                                           ---------------   ----------------
CORPORATE BONDS (CONTINUED)

PAPER - 2.5%
Sino-Forest Corporation,
  9.125% - 2011 (4)                        $       375,000   $        386,250
Smurfit-Stone Container,
  9.75% - 2011                                     750,000            770,625
                                                             ----------------
                                                                    1,156,875
                                                             ----------------

PIPELINES - 3.2%
Copano Energy LLC, 8.125% - 2016 (4)               100,000             99,500
Markwest Energy, 8.50% - 2016 (4)                  100,000             99,125
Northwest Pipelines Corporation,
  8.125% - 2010                                    100,000            104,000
Sonat, Inc., 7.625% - 2011                         450,000            454,500
TransMontaigne, Inc., 9.125% - 2010                700,000            745,500
                                                             ----------------
                                                                    1,502,625
                                                             ----------------

REAL ESTATE INVESTMENT TRUSTS - 1.1%
AMR Real Estate Partners,
  8.125% - 2012                                    200,000            199,500
American Real Estate Partners,
  7.125% - 2013                                    350,000            336,000
                                                             ----------------
                                                                      535,500
                                                             ----------------

REFINING - 0.4%
Frontier Oil Corporation, 6.625% - 2011            200,000            191,500
                                                             ----------------

RETAILERS - 0.8%
GSC Holdings Corporation,
  8.00% - 2012                                     375,000            375,000
                                                             ----------------

SERVICES - 0.0%
American Eco Corporation,
  9.625% - 2008 (3,5)                              125,000                  -
                                                             ----------------

SUPERMARKETS - 0.0%
Fleming Companies, Inc.,
  9.875% - 2012 (3,5)                              100,000                  -
                                                             ----------------

TECHNOLOGY - 4.4%
Telecordia Technologies,
  10.00% - 2013 (4)                                500,000            422,500
Worldspan LP/WS Fin Corporation,
  11.42% - 2011 (2)                              1,700,000          1,670,250
                                                             ----------------
                                                                    2,092,750
                                                             ----------------

TELECOMMUNICATIONS - WIRELESS - 6.3%
American Cellular Corporation,
  10.00% - 2011                                    525,000            552,562
Dobson Communications Corporation,
  9.318% - 2012 (2)                                150,000            151,125
iPCS, Inc., 11.50% - 2012                          500,000            557,500
Rural Cellular Corporation:
  9.75% - 2010                                     825,000            821,906
  10.899% - 2012 (2,4)                             350,000            359,188
Ubiquitel Operating Company,
  9.875% - 2011                                    500,000            543,750
                                                             ----------------
                                                                    2,986,031
                                                             ----------------

TELECOMMUNICATIONS - WIRELINES - 3.6%
Exodus Communications, Inc.,
  11.625% - 2010 (3,5)                             146,025                  -
LCI International, Inc., 7.25% - 2007            1,575,000          1,571,062
Qwest Corporation, 7.875% - 2011                   100,000            101,250
                                                             ----------------
                                                                    1,672,312
                                                             ----------------

TEXTILE - 1.3%
Invista, 9.25% - 2012 (4)                          250,000            262,500
Russell Corporation, 9.25% - 2010                  350,000            366,188
                                                             ----------------
                                                                      628,688
                                                             ----------------

TRANSPORTATION SERVICES - 1.8%
Overseas Shipholding Group, Inc.,
  8.25% - 2013                                     500,000            518,750
Stena AB:
  9.625% - 2012                                     75,000             79,688
  7.50% - 2013                                     250,000            242,500
                                                             ----------------
                                                                      840,938
                                                             ----------------

TOTAL CORPORATE BONDS
  (cost $38,727,514)                                               38,081,579
                                                             ----------------

SENIOR FLOATING RATE INTERESTS (6) - 6.1%

HEALTH CARE - 2.0%
Davita, Inc., Term Loan B - 2012 (7)               950,000            951,089
                                                             ----------------

UTILITIES - 4.1%
El Paso Corporation, Term Loan - 2009 (7)          950,000            955,409
NRG Energy, Inc., Term Loan B,
  7.231% - 2013                                    947,625            948,163
                                                             ----------------
                                                                    1,903,572
                                                             ----------------

TOTAL SENIOR FLOATING RATE INTERESTS
  (cost $2,888,023)                                                 2,854,661
                                                             ----------------

REPURCHASE AGREEMENT - 12.5%

United Missouri Bank, 4.68%, dated
  06-30-06, matures 07-03-06; repurchase
  amount of $5,893,297 (Collateralized by
  GNMA 2003 40-EC, 3.75%, 3-20-28 & U.S.
  Treasury Note, 2.75% 7-31-06, with
  values of $1,756,544 and $4,252,725,
  respectively)                                  5,891,000          5,891,000
                                                             ----------------

TOTAL REPURCHASE AGREEMENT
  (cost $5,891,000)                                                 5,891,000
                                                             ----------------
TOTAL INVESTMENTS - 102.6%
  (cost $49,112,793)                                               48,354,145
LIABILITIES, LESS CASH &
  OTHER ASSETS - (2.6%)                                            (1,242,958)
                                                             ----------------
TOTAL NET ASSETS - 100.0%                                    $     47,111,187
                                                             ================

For federal income tax purposes, the identified cost of investments owned at June 30, 2006 was $48,742,702.

*     Non-income producing security

(1) Security is a step bond. Rate indicated is rate effective at June 30, 2006.

(2)   Variable rate security. Rate indicated is rate effective at June 30, 2006.

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                        HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

(3) Security is in default. Security is also illiquid. The total market value of illiquid securities is $0 (cost $594,318), or 0.0% of total net assets.

(4) Security is a 144A security. The total market value of 144A securities is $5,761,677 (cost $5,933,463), or 12.2% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $0, or 0.0% of total net assets.

(6) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower rapys cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2006.

(7) Senior loan purchased on a when-issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. At settlement, the borrower or counterparty will provide the final coupon rate and maturity date.

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Assets and Liabilities                            HIGH YIELD SERIES
June 30, 2006                                                        (unaudited)

ASSETS:
Investments, at value (1) .................................   $42,463,145
Repurchase agreement at value (1) .........................     5,891,000
Cash ......................................................         5,495
Receivables:
  Fund shares sold ........................................        45,629
  Interest ................................................       835,737
  Dividends ...............................................         3,813
Prepaid expenses ..........................................        22,340
                                                              -----------
Total assets ..............................................    49,267,159
                                                              -----------

LIABILITIES:
Payable for:
  Fund shares redeemed ....................................        57,119
  Securities purchased ....................................     2,029,225
  Management fees .........................................        23,400
  Custodian fees ..........................................         3,327
  Transfer agent and administration fees ..................        17,875
  Professional fees .......................................         9,721
  12b-1 distribution plan fees ............................        13,221
  Other ...................................................         2,084
                                                              -----------
Total liabilities .........................................     2,155,972
                                                              -----------
NET ASSETS ................................................   $47,111,187
                                                              ===========

NET ASSETS CONSIST OF:
Paid in capital ...........................................   $48,050,930
Accumulated undistributed net investment income ...........       263,561
Accumulated undistributed net realized loss
  on sale of investments ..................................      (444,656)
Net unrealized depreciation in value of investments .......      (758,648)
                                                              -----------
Net assets ................................................   $47,111,187
                                                              ===========

CLASS A:
Capital shares outstanding
  (unlimited number of shares authorized) .................     3,355,436
Net assets ................................................   $41,630,427
Net asset value and redemption price per share ............   $     12.41
                                                              ===========
Offering price per share (net asset value
  divided by 95.25%) ......................................   $     13.03
                                                              ===========

CLASS B:
Capital shares outstanding
  (unlimited number of shares authorized) .................       313,105
Net assets ................................................   $ 3,869,534
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge) .......................   $     12.36
                                                              ===========

CLASS C:
Capital shares outstanding
  (unlimited number of shares authorized) .................       129,684
Net assets ................................................   $ 1,611,226
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge) .......................   $     12.42
                                                              ===========

(1) Investments, including repurchase agreement, at cost ..   $49,112,793

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
  Dividends ...............................................   $    25,090
  Interest ................................................     1,952,515
                                                              -----------
  Total investment income .................................     1,977,605
                                                              -----------

EXPENSES:
  Management fees .........................................       147,993
  Custodian fees ..........................................         3,625
  Transfer agent/maintenance fees .........................       101,248
  Administration fees .....................................        27,785
  Directors' fees .........................................         1,274
  Professional fees .......................................         2,363
  Reports to shareholders .................................         4,807
  Registration fees .......................................        17,340
  Other expenses ..........................................         3,239
  12b-1 distribution plan fees - Class A ..................        53,289
  12b-1 distribution plan fees - Class B ..................        25,056
  12b-1 distribution plan fees - Class C ..................         8,441
                                                              -----------
  Total expenses ..........................................       396,460
                                                              -----------
  Net investment income ...................................     1,581,145
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments .............................................       166,702
                                                              -----------
  Net realized gain .......................................       166,702
                                                              -----------

Net unrealized appreciation during the period on:
  Investments .............................................        66,188
                                                              -----------
  Net unrealized appreciation .............................        66,188
                                                              -----------

  Net realized and unrealized gain ........................       232,890
                                                              -----------
  Net increase in net assets resulting from operations ....   $ 1,814,035
                                                              ===========

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Changes in Net Assets                             HIGH YIELD SERIES

                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      JUNE 30, 2006        YEAR ENDED
                                                                                       (UNAUDITED)      DECEMBER 31, 2005
                                                                                      -------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ............................................................  $   1,581,145     $       2,679,288
  Net realized gain during the period on investments ...............................        166,702               783,271
  Net unrealized appreciation (depreciation) during the period on investments ......         66,188            (2,223,767)
                                                                                      -------------     -----------------
  Net increase in net assets resulting from operations .............................      1,814,035             1,238,792
                                                                                      -------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
   Class A .........................................................................     (1,370,831)           (2,120,212)
   Class B .........................................................................       (136,558)             (351,965)
   Class C .........................................................................        (47,463)             (110,410)
                                                                                      -------------     -----------------
  Total distributions to shareholders ..............................................     (1,554,852)           (2,582,587)
                                                                                      -------------     -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
   Class A .........................................................................     16,219,857            19,368,719
   Class B .........................................................................        656,553             2,816,727
   Class C .........................................................................        136,432               430,629
  Distributions reinvested
   Class A .........................................................................      1,353,200             2,086,984
   Class B .........................................................................        124,333               328,743
   Class C .........................................................................         39,248                83,568
  Cost of shares redeemed
   Class A .........................................................................    (14,657,865)          (15,314,240)
   Class B .........................................................................     (2,275,170)           (6,006,857)
   Class C .........................................................................       (368,897)             (830,683)
                                                                                      -------------     -----------------
  Net increase from capital share transactions .....................................      1,227,691             2,963,590
                                                                                      -------------     -----------------
  Net increase in net assets .......................................................      1,486,874             1,619,795
                                                                                      -------------     -----------------

NET ASSETS:
  Beginning of period ..............................................................     45,624,313            44,004,518
                                                                                      -------------     -----------------
  End of period ....................................................................  $  47,111,187     $      45,624,313
                                                                                      =============     =================

  Accumulated undistributed net investment income at end of period .................  $     263,561     $         237,268
                                                                                      =============     =================

CAPITAL SHARE ACTIVITY:
  Shares sold
   Class A .........................................................................      1,298,200             1,561,529
   Class B .........................................................................         52,684               228,678
   Class C .........................................................................         10,913                34,711
  Shares reinvested
   Class A .........................................................................        108,590               168,815
   Class B .........................................................................         10,015                26,651
   Class C .........................................................................          3,145                 6,748
  Shares redeemed
   Class A .........................................................................     (1,169,911)           (1,240,667)
   Class B .........................................................................       (182,335)             (489,241)
   Class C .........................................................................        (29,518)              (67,282)

                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY INCOME FUND
outstanding throughout each year                               HIGH YIELD SERIES

                                                       SIX MONTHS                                                    YEAR ENDED
                                                     ENDED JUNE 30,                                                 DECEMBER 31,
                CLASS A                                 2006 (f)          2005        2004      2003       2002       2001 (e)
-----------------------------------------            --------------     --------    --------  --------   --------   ------------
PER SHARE DATA

Net asset value, beginning of period                 $        12.35     $  12.70    $  12.17  $  10.66   $  11.68   $      12.14
                                                     --------------     --------    --------  --------   --------   ------------
Income (loss) from investment operations:
Net investment income (c)                                      0.40         0.77        0.73      0.70       0.81           1.06
Net gain (loss) on securities
  (realized and unrealized)                                    0.06        (0.37)       0.55      1.54      (1.00)         (0.47)
                                                     --------------     --------    --------  --------   --------   ------------
Total from investment operations                               0.46         0.40        1.28      2.24      (0.19)          0.59
                                                     --------------     --------    --------  --------   --------   ------------
Less distributions:
Dividends from net investment income                          (0.40)       (0.75)      (0.73)    (0.73)     (0.83)         (1.05)
Return of capital                                                 -            -       (0.02)        -          -              -
                                                     --------------     --------    --------  --------   --------   ------------
Total distributions                                           (0.40)       (0.75)      (0.75)    (0.73)     (0.83)         (1.05)
                                                     --------------     --------    --------  --------   --------   ------------
Net asset value, end of period                       $        12.41     $  12.35    $  12.70  $  12.17   $  10.66   $      11.68
                                                     ==============     ========    ========  ========   ========   ============

TOTAL RETURN(a)                                                3.74%        3.33%      10.96%    21.65%     (1.66%)         4.93%
                                                     --------------     --------    --------  --------   --------   ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $       41,630     $ 38,506    $ 33,393  $ 25,777   $  6,009   $      5,919
                                                     --------------     --------    --------  --------   --------   ------------
Ratios to average net assets:
Net investment income                                          6.51%        6.28%       6.05%     6.40%      7.31%          8.80%
Total expenses (b)                                             1.50%        1.47%       1.48%     1.28%      1.48%          1.42%
Net expenses (d)                                               1.50%        1.47%       1.48%     1.27%      1.48%          1.09%
                                                     --------------     --------    --------  --------   --------   ------------
Portfolio turnover rate                                          82%          73%         73%       61%        80%            65%

                                                       SIX MONTHS                                                    YEAR ENDED
                                                     ENDED JUNE 30,                                                 DECEMBER 31,
                CLASS B                                 2006 (f)          2005        2004      2003       2002       2001 (e)
-----------------------------------------            --------------     --------    --------  --------   --------   ------------
PER SHARE DATA

Net asset value, beginning of period                 $        12.30     $  12.66    $  12.14  $  10.63   $  11.65   $      12.11
                                                     --------------     --------    --------  --------   --------   ------------
Income (loss) from investment operations:
Net investment income (c)                                      0.37         0.70        0.65      0.67       0.73           0.96
Net gain (loss) on securities
  (realized and unrealized)                                    0.04        (0.40)       0.53      1.48      (1.01)         (0.47)
                                                     --------------     --------    --------  --------   --------   ------------
Total from investment operations                               0.41         0.30        1.18      2.15      (0.28)          0.49
                                                     --------------     --------    --------  --------   --------   ------------
Less distributions:
Dividends from net investment income                          (0.35)       (0.66)      (0.64)    (0.64)     (0.74)         (0.95)
Return of capital                                                 -            -       (0.02)        -          -              -
                                                     --------------     --------    --------  --------   --------   ------------
Total distributions                                           (0.35)       (0.66)      (0.66)    (0.64)     (0.74)         (0.95)
                                                     --------------     --------    --------  --------   --------   ------------
Net asset value, end of period                       $        12.36     $  12.30    $  12.66  $  12.14   $  10.63   $      11.65
                                                     ==============     ========    ========  ========   ========   ============

TOTAL RETURN (a)                                               3.37%        2.47%      10.09%    20.82%     (2.40%)         4.08%
                                                     --------------     --------    --------  --------   --------   ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $        3,870     $  5,324    $  8,437  $  8,324   $  4,450   $      4,231
                                                     --------------     --------    --------  --------   --------   ------------
Ratios to average net assets:
Net investment income                                          5.74%        5.52%       5.31%     5.92%      6.56%          7.98%
Total expenses (b)                                             2.26%        2.22%       2.22%     2.08%      2.23%          2.21%
Net expenses (d)                                               2.26%        2.22%       2.22%     2.08%      2.23%          1.90%
                                                     --------------     --------    --------  --------   --------   ------------
Portfolio turnover rate                                          82%          73%         73%       61%        80%            65%

                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY INCOME FUND
outstanding throughout each year                               HIGH YIELD SERIES

                                                       SIX MONTHS                                                    YEAR ENDED
                                                     ENDED JUNE 30,                                                 DECEMBER 31,
                CLASS C                                 2006 (f)          2005        2004      2003       2002       2001 (e)
-----------------------------------------            --------------     --------    --------  --------   --------   ------------
PER SHARE DATA

Net asset value, beginning of period                 $        12.36     $  12.72    $  12.19  $  10.67   $  11.69   $      12.16
                                                     --------------     --------    --------  --------   --------   ------------
Income (loss) from investment operations:
Net investment income (c)                                      0.36         0.69        0.65      0.66       0.73           0.81
Net gain (loss) on securities
  (realized and unrealized)                                    0.05        (0.39)       0.54      1.50      (1.01)         (0.33)
                                                     --------------     --------    --------  --------   --------   ------------
Total from investment operations                               0.41         0.30        1.19      2.16      (0.28)          0.48
                                                     --------------     --------    --------  --------   --------   ------------
Less distributions:
Dividends from net investment income                          (0.35)       (0.66)      (0.64)    (0.64)     (0.74)         (0.95)
Return of capital                                                 -            -       (0.02)        -          -              -
                                                     --------------     --------    --------  --------   --------   ------------
Total distributions                                           (0.35)       (0.66)      (0.66)    (0.64)     (0.74)         (0.95)
                                                     --------------     --------    --------  --------   --------   ------------
Net asset value, end of period                       $        12.42     $  12.36    $  12.72  $  12.19   $  10.67   $      11.69
                                                     ==============     ========    ========  ========   ========   ============

TOTAL RETURN (a)                                               3.35%        2.46%      10.12%    20.82%     (2.39%)         4.04%
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $        1,611     $  1,795    $  2,174  $  1,857   $    520   $        368
                                                     --------------     --------    --------  --------   --------   ------------
Ratios to average net assets:
Net investment income                                          5.76%        5.52%       5.31%     5.85%      6.60%          7.60%
Total expenses (b)                                             2.26%        2.22%       2.22%     2.08%      2.24%          2.25%
Net expenses (d)                                               2.26%        2.22%       2.22%     2.07%      2.24%          2.11%
                                                     --------------     --------    --------  --------   --------   ------------
Portfolio turnover rate                                          82%          73%         73%       61%        80%            65%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(f) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                              SECURITY INCOME FUND
                           INCOME OPPORTUNITY SERIES

                     [FOUR CORNERS CAPITAL MANAGEMENT LOGO]

                         FOUR CORNERS CAPITAL MANAGEMENT

                                   SUBADVISER,
                      FOUR CORNERS CAPITAL MANAGEMENT, LLC

                                                            SECURITY INCOME FUND
Managers' Commentary                                   INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (Unaudited)

PERFORMANCE

INCOME OPPORTUNITY SERIES VS.
S&P/LSTA LEVERAGED LOAN INDEX

[PERFORMANCE GRAPH]

INCOME OPPORTUNITY

   DATE         VALUE
   ----      ---------
 3/31/2004    9,525.00
 6/30/2004    9,638.98
 9/30/2004    9,728.19
12/31/2004    9,854.83
 3/31/2005    9,980.63
 6/30/2005   10,048.69
 9/30/2005   10,216.65
12/31/2005   10,305.23
 3/31/2006   10,484.83
 6/30/2006   10,582.22

S&P/LSTA LEVERAGED LOAN INDEX

       DATE                       value
INCEPTION 3/31/04               10,000.00
          6/30/04               10,123.40
          9/30/04               10,213.76
         12/31/04               10,352.26
        3/31/2005               10,494.72
        6/30/2005               10,562.98
        9/30/2005               10,747.81
       12/31/2005               10,876.20
        3/31/2006               11,089.65
        6/30/2006               11,203.14

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Income Opportunity Series on March 31, 2004 (date of inception), and reflects deduction of the 4.75% sales load. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real time market weightings, spreads and interest payments.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06

                             1 YEAR               SINCE INCEPTION
                             ------               ---------------
A Shares                      0.34%               2.55% (3-31-04)

B Shares                      0.16%               2.92% (3-31-04)

C Shares                      3.63%               3.97% (3-31-04)

The performance data above represents past performance which is not predictive of future results. For Class A shares these figures reflect deduction of the maximum sales charge of 4.75%. For Class B shares the figures reflect deduction of the maximum contingent deferred sales charge, ranging from 5% in the first year to 0% in the sixth and following years, and 1% for Class C shares. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION BY QUALITY RATING
(BASED ON STANDARD AND POOR'S RATINGS)

BBB                                    0.87%
BB                                    33.21
B                                     42.08
CCC                                    1.73
Not Rated                             18.99
Temporary cash investments             7.14
Repurchase Agreement                   1.89
Liabilities, less cash & other        (5.91)
assets
                                     ------
Total net assets                     100.00%
                                     ======

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Managers' Commentary                                   INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (Unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                                       BEGINNING       ENDING      EXPENSES PAID
                                     ACCOUNT VALUE  ACCOUNT VALUE     DURING
                                       01-01-06     06-30-06 (1)    PERIOD (2)
                                     -------------  -------------  -------------
Income Opportunity Series -
 Class A
   Actual                            $    1,000.00  $    1,026.90  $        7.04
   Hypothetical                           1,000.00       1,017.85           7.00

Income Opportunity Series -
 Class B
   Actual                                 1,000.00       1,025.80           9.19
   Hypothetical                           1,000.00       1,015.72           9.15

Income Opportunity Series -
 Class C
   Actual                                 1,000.00       1,024.10          10.79
   Hypothetical                           1,000.00       1,014.13          10.74

(1) The actual ending account value is based on the actual total return of the Series for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 2.69%, 2.58% and 2.41%,
      for Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.40%, 1.83% and 2.15% for Class A, B and C class shares, respectively), net of earnings credits multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
SENIOR FLOATING RATE INTERESTS(3) - 96.0%

AEROSPACE & DEFENSE - 6.2%
DynCorp International:
        Term Loan, 7.813% - 2012                       $   493,750   $   493,750
        Term Loan, 8.313% - 2012                           493,750       493,750
GenCorp, Inc.:
        Term Loan, 8.56% - 2010                            446,969       448,087
        Term Loan, 8.68% - 2010                            547,980       549,350
IAP Worldwide Services, Inc.:
        Term Loan - 2nd Lien, 13.50% - 2013              1,000,000     1,020,000
K & F Industries, Inc.:
        Term Loan, 7.12% - 2012                            595,833       595,833
        Term Loan, 7.34% - 2012                            312,500       312,500
Mid-Western Aircraft:
        Term Loan B, 7.318% - 2011                         990,000       994,702
Robertson Aviation, LLC:
        Term Loan, 8.85% - 2013                            302,198       303,709
        Term Loan, 9.12% - 2013                            697,802       701,291
Standard Aero Holdings, Inc.:
        Term Loan B, 7.60% - 2012                          346,154       345,072
        Term Loan B, 7.60% - 2012                          115,384       115,024
        Term Loan B, 7.682% - 2012                         692,308       690,144
                                                                     -----------
                                                                       7,063,212
                                                                     -----------

AUTOMOTIVE - 1.6%
AxleTech International Holdings, Inc.:
   Term Loan C - 2nd Lien, 11.52% - 2013                 1,000,000     1,004,167
Hertz Corporation:
        Pre Syn LC, 7.67% - 2012                           111,111       111,293
        Term Loan, 7.26% - 2012                            240,874       241,268
        Term Loan, 7.38% - 2012                             35,954        36,013
        Term Loan, 7.38% - 2012                            237,266       237,653
        Term Loan, 7.41% - 2012                            240,874       241,268
                                                                     -----------
                                                                       1,871,662
                                                                     -----------

BEVERAGE & TOBACCO - 0.7%
Constellation Brands, Inc.:
   Term Loan B, 6.688% - 2013                              108,719       108,972
   Term Loan B, 6.75% - 2013                               108,720       108,972
   Term Loan B, 6.813% - 2013                               86,975        87,177
   Term Loan B, 6.813% - 2013                              478,364       479,474
                                                                     -----------
                                                                         784,595
                                                                     -----------

BROADCAST RADIO & TELEVISION - 4.9%
Deluxe Entertainment Services:
   Term Loan B (US), 9.249% - 2011                         480,518       484,522
   Term Loan C (CDN), 9.249% - 2011                        491,667       494,125
DirecTV Holdings, LLC:
   Term Loan B, 6.794% - 2013                              664,987       664,527
NextMedia Operating:
   Term Loan - 2nd Lien, 9.75% - 2013                    1,000,000     1,011,667
PanAmSat Corporation:
   Term Loan B-1, 7.184% - 2011                            985,000       984,754
Raycom Media, Inc.:
   Term Loan B, 7.00% - 2013                               994,808       987,347
Young Broadcasting, Inc.:
   Term Loan, 7.438% - 2012                                250,000       249,063
   Term Loan, 7.75% - 2012                                 740,000       737,225
                                                                     -----------
                                                                       5,613,230
                                                                     -----------

BUILDING & DEVELOPMENT - 11.3%
Adams Outdoor Advertising, LP:
   Term Loan, 6.84% - 2012                                 934,904       936,852
   Term Loan, 6.96% - 2012                                  11,696        11,720
   Term Loan, 7.21% - 2012                                  11,696        11,720
Builders First Source:
   Term Loan, 7.49% - 2011                                 177,778       177,778
Capital Automotive REIT:
   Term Loan, 6.86% - 2010                                 999,951       997,451
Custom Building Products:
   Term Loan - 1st Lien, 7.749% - 2011                     945,198       947,561
General Growth Properties:
   Term Loan A-1, 6.56% - 2010                             650,000       641,713
   Term Loan A-1, 6.56% - 2010                             350,000       345,538
Headwaters, Inc.:
   Term Loan B - 1st Lien, 7.08% -  2011                   648,936       649,476
Lion Gables Realty:
   Term Loan, 6.86% - 2006                                 170,000       169,965
   Term Loan, 6.90% - 2006                                 249,645       249,593
Macerich Partnership:
   Term Loan, 6.625% - 2010                              1,000,000       995,833
Maguire Properties, Inc.:
   Term Loan B, 6.92% - 2010                               737,778       740,775
NCI Buiding Systems:
   Term Loan B, 6.71% - 2010                                25,510        25,510
   Term Loan B, 6.71% - 2010                                25,510        25,510
   Term Loan B, 6.71% - 2010                                10,158        10,158
   Term Loan B, 6.71% - 2010                               936,225       936,224
North Las Vegas:
   Term Loan - 1st Lien, 8.249% -  2011                    997,500       997,500
Pivotal Promontory:
   Term Loan - 1st Lien, 8.10% - 2010                      992,500       983,402
South Edge, LLC:
   Term Loan C, 7.375% - 2009                            1,000,000     1,000,833
Technical Olympic USA:
   Term Loan, 7.75% - 2008                               1,000,000       996,250
Trizec:
   Bridge, 6.65% - 2007                                  1,000,000       998,438
                                                                     -----------
                                                                      12,849,800
                                                                     -----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (unaudited)

                                                          PRINCIPAL     MARKET
                                                           AMOUNT        VALUE

SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)

BUSINESS EQUIPMENT & SERVICES - 4.3%
Acosta Sales Company:
   Term Loan - 1st Lien, 7.43% - 2012                    $  995,000   $  995,000
Advantage Sales & Marketing:
   Term Loan, 7.22% - 2013                                  997,500      987,525
Affinion Group:
   Term Loan B, 7.921% - 2012                               883,721      886,759
   Term Loan B, 8.002% - 2012                                46,512       46,672
Clarke American:
   Term Loan, 8.75% - 2011                                  349,431      354,237
   Term Loan, 8.87% - 2011                                  633,523      642,234
Fidelity National Information Services:
   Term Loan A, 6.42% - 2011                                839,375      836,721
   Term Loan A, 6.42% - 2011                                148,125      147,656
                                                                      ----------
                                                                       4,896,804
                                                                      ----------

CABLE TELEVISION - 4.3%
Cablevision:
   Term Loan B, 6.74% - 2013                                285,714      284,137
   Term Loan B, 6.88% - 2013                                285,714      284,137
   Term Loan B, 6.988% - 2013                               426,072      423,719
Cebridge:
   Term Loan, 10.129% - 2014                              1,000,000      992,500
Century Cable:
   Term Loan, 10.25% - 2009                               1,000,000      955,714
Charter Operating:
   Term Loan, 7.75% - 2013                                  998,758    1,000,227
UPC Financing
Partnership/Distribution:
   Term Loan J2, 7.108% - 2013                              500,000      498,840
   Term Loan K2, 7.108% - 2013                              500,000      498,840
                                                                      ----------
                                                                       4,938,114
                                                                      ----------

CHEMICALS & PLASTICS - 1.6%
Brenntag:
   Term Loan (Acq), 7.44% - 2013(3)                         196,364      197,836
   Term Loan B2, 7.44% - 2013(3)                            154,297      155,261
   Term Loan B2, 7.44% - 2013(3)                             70,103       70,542
   Term Loan B2, 7.44% - 2013(3)                            555,153      558,623
   Term Loan B2, 7.44% - 2013(3)                             24,083       24,234
Celanese:
   Term Loan B, 7.50% - 2011                                796,539      797,734
                                                                      ----------
                                                                       1,804,230
                                                                      ----------

CONTAINERS & GLASS PRODUCTS - 2.2%
Graham Packaging Company:
   Term Loan B - 1st Lien, 6.938% - 2011                    393,793      394,088
   Term Loan B - 1st Lien, 7.25% - 2011                     310,345      310,578
   Term Loan B - 1st Lien, 7.563% - 2011                    275,862      276,069
   Term Loan B - 1st Lien, 7.75% - 2011                       5,000        5,004
Owens-Illinois Group, Inc.
   Term Loan B (Unfunded),  0.50% - 2013                    750,000      749,687
   Term Loan B, 6.949% - 2013                               250,000      249,896
   Term Loan B, 7.50% - 2013                                500,000      499,792
                                                                      ----------
                                                                       2,485,114
                                                                      ----------

ECOLOGICAL SERVICES & EQUIPMENT - 0.9%
EnergySolutions:
   Syn LC, 7.46% - 2013                                      31,446       31,564
   Term Loan, 7.65% - 2013                                   25,157       25,252
   Term Loan, 7.65% - 2013                                   62,893       63,129
   Term Loan, 7.77% - 2013                                  276,730      277,767
   Term Loan, 7.77% - 2013                                  603,774      606,038
                                                                      ----------
                                                                       1,003,750
                                                                      ----------

ELECTRONIC/ELECTRIC - 0.9%
Aspect Software, Inc.:
   Term Loan A, 7.438% - 2010                             1,000,000      999,375
                                                                      ----------

EQUIPMENT LEASING - 0.9%
United Rentals:
   Term Loan, 7.35% - 2011                                  488,750      489,055
   Term Loan B Synthetic, 6.83% - 2011                      500,000      500,313
                                                                      ----------
                                                                         989,368
                                                                      ----------

FARMING/AGRICULTURE - 0.9%
Bolthouse Farms:
   Term Loan - 1st Lien, 7.813% - 2012                      997,500    1,003,111
                                                                      ----------

FINANCIAL INTERMEDIARIES - 4.1%
Ameritrade Holding Corporation:
   Term Loan B, 6.85% - 2012                                997,500      994,757
J.G. Wentworth:
   Term Loan, 8.544% - 2011                               1,000,000    1,004,375
LNR Property Corporation:
   Term Loan A-1, 8.11% - 2011                              500,000      498,438
   Term Loan B, 8.13% - 2011                                680,934      680,722
   Term Loan B, 8.17% - 2011                                 38,103       38,091
   Term Loan B (May 06), 8.11% - 2011                       500,000      501,459
Nasdaq:
   Term Loan B, 6.971% - 2012                               624,578      623,485
   Term Loan B, 7.249% - 2012                                 6,858        6,845
   Term Loan C, 6.831% - 2012                                96,760       96,615
   Term Loan C, 7.03% - 2012                                261,781      261,388
   Term Loan C, 7.25% - 2012                                  7,523        7,512
                                                                      ----------
                                                                       4,713,687
                                                                      ----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (unaudited)

                                                         PRINCIPAL      MARKET
                                                           AMOUNT       VALUE
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)

FOOD PRODUCTS - 1.7%
Culligan Corporation:
   Term Loan, 7.252% - 2011                              $  990,000   $  988,144
Golden State Foods Corporation:
   Term Loan B, 6.876% - 2011                               980,000      978,775
                                                                      ----------
                                                                       1,966,919
                                                                      ----------

FOOD & DRUG RETAILERS - 0.9%
Del Monte:
   Term Loan B, 6.65% - 2012                              1,000,000    1,002,750
                                                                      ----------
FOREST PRODUCTS - 0.2%
Boise Cascade:
   Term Loan D, 7.25% - 2011                                117,417      117,537
   Term Loan D, 7.25% - 2011                                 97,847       97,947
                                                                      ----------
                                                                         215,484
                                                                      ----------

HEALTH CARE - 3.6%
DJ Orthopedics, LLC:
   Term Loan B, 6.563% - 2013                               714,286      711,607
   Term Loan B, 6.88% - 2013                                 28,571       28,464
   Term Loan B, 6.94% - 2013                                 28,571       28,464
   Term Loan B, 7.00% - 2013                                226,072      225,224
Fresenius Medical Care:
   Term Loan B, 6.403% - 2013                               600,000      593,719
   Term Loan B, 6.874% - 2013                               257,500      254,804
   Term Loan B, 6.874% - 2013                               140,000      138,534
Matria Healthcare, Inc.:
   Term Loan C, 7.439% - 2007                               320,513      317,308
Quintiles Transnational:
   Term Loan B - 1st Lien, 7.50% - 2013                     498,750      497,971
U.S. Oncology Holding:
   Term Loan B, 7.50% - 2011                                102,565      102,950
   Term Loan B, 7.75% - 2011                                111,991      112,412
   Term Loan B, 7.875% - 2011                               117,949      118,391
   Term Loan B, 7.875% - 2011                               119,140      119,587
VWR International:
   Term Loan B, 7.34% - 2011                                839,908      839,908
                                                                      ----------
                                                                       4,089,343
                                                                      ----------

HOTELS, MOTELS, INNS & CASINOS - 6.7%
Boyd Gaming Corporation:
   Term Loan B, 6.61% - 2011                                490,000      490,000
   Term Loan B, 6.999% - 2011                               490,000      490,000
CCM Merger, Inc.:
   Term Loan B, 7.214% - 2012                               192,715      191,944
   Term Loan B, 7.236% - 2012                                77,086       76,778
   Term Loan B, 7.49% - 2012                                722,683      719,792
MGM Mirage:
   Term Loan, 6.284% - 2009                               1,000,000      994,500
Penn National Gaming:
   Term Loan B, 6.86% - 2012                                166,061      166,407
   Term Loan B, 6.86% - 2012                                143,636      143,936
   Term Loan B, 6.86% - 2012                                136,364      136,648
   Term Loan B, 6.86% - 2012                                135,757      136,040
   Term Loan B, 6.91% - 2012                                181,818      182,197
   Term Loan B, 7.02% - 2012                                206,364      206,793
   Term Loan B, 7.25% - 2012                                 22,500       22,546
Pinnacle Entertainment:
   Term Loan, 7.30% - 2011                                1,000,000    1,001,875
Venetian Casino Resort:
   Term Loan B, 7.25% - 2011                                829,060      829,060
   Term Loan DD, 7.25% - 2011                               170,940      170,940
Venetian Macau:
   Term Loan, 8.10% - 2013                                  666,667      668,611
Wynn Las Vegas:
   Term Loan, 7.475% - 2011                               1,000,000    1,002,292
                                                                      ----------
                                                                       7,630,359
                                                                      ----------

INDUSTRIAL EQUIPMENT - 2.3%
Invensys plc:
   Term Loan B1, 8.501% - 2009                              278,169      278,169
Mueller Group, Inc.:
   Term Loan, 7.36% - 2012                                  119,048      119,515
   Term Loan, 7.376% - 2012                                 380,952      382,449
   Term Loan, 7.477% - 2012                                 125,714      126,208
   Term Loan, 7.749% - 2012                                  65,472       65,729
   Term Loan, 7.868% - 2012                                  66,667       66,929
Penn Engineering & Manufacturing Corporation:
   Term Loan - 1st Lien, 7.60% - 2011                       731,327      740,469
Rexnord Corporation:
   Term Loan, 7.32% - 2011                                  354,344      355,673
   Term Loan, 7.41% - 2011                                  517,888      519,830
   Term Loan, 9.25% - 2011                                    5,963        5,984
                                                                      ----------
                                                                       2,660,955
                                                                      ----------

INSURANCE - 0.4%
Conseco, Inc.:
   Term Loan B, 6.96% - 2010                                495,065      494,858
                                                                      ----------
LEISURE - 2.6%
Metro-Goldwyn-Mayer Studios, Inc.:
   Term Loan B, 7.75% - 2012                                997,500    1,001,581
Regal Cinemas Corporation:
   New Term Loan B, 7.069% - 2010                            56,972       56,875
   New Term Loan B, 7.249% - 2010                           890,978      889,458
WMG Acquisition Corporation:
   Term Loan, 7.09% - 2011                                  204,471      204,642
   Term Loan, 7.205% - 2011                                  43,029       43,064
   Term Loan, 7.208% - 2011                                 206,537      206,709
   Term Loan, 7.227% - 2011                                   2,905        2,908
   Term Loan, 7.23% - 2011                                  206,537      206,709
   Term Loan, 7.309% - 2011                                  43,463       43,499
   Term Loan, 7.32% - 2011                                  268,531      268,754
                                                                      ----------
                                                                       2,924,199
                                                                      ----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)

NONFERROUS METALS & MINERALS - 2.3%
Alpha Natural Resources:
   Term Loan B, 7.249% - 2012                          $ 1,990,000   $ 1,985,648
Walter Industries, Inc.:
   Term Loan, 6.87% - 2012                                 222,222       222,431
   Term Loan, 6.879% - 2012                                212,785       212,984
   Term Loan, 6.88% - 2012                                 222,222       222,431
   Term Loan, 7.249% - 2012                                 65,057        65,118
                                                                     -----------
                                                                       2,708,612
                                                                     -----------

OIL & GAS - 8.8%
ATP Oil & Gas:
   Term Loan, 8.30% - 2010                                  94,286        96,643
   Term Loan, 8.32% - 2010                                  37,714        38,658
   Term Loan, 8.32% - 2010                                  94,286        96,643
   Term Loan, 8.32% - 2010                                  94,286        96,643
   Term Loan, 8.36% - 2010                                  49,971        51,220
   Term Loan, 8.45% - 2010                                  94,286        96,643
   Term Loan, 8.54% - 2010                                 336,600       345,015
   Term Loan, 8.60% - 2010                                 188,570       193,286
Cheniere LNG:
   Term Loan, 8.25% - 2012                                 992,500       998,703
Coffeyville Resources:
   Term Loan - 2nd Lien,
     12.188% - 2013                                      1,000,000     1,026,875
Eagle Rock Gas Gathering & Processing:
   Term Loan Series A, 8.01% - 2012                        995,000       995,000
El Paso:
   Pre LC, 8.08% - 2009                                  1,003,445     1,007,904
Regency Gas Service:
   Term Loan, 7.60% - 2011                               1,000,000     1,000,000
Resolute Aneth, LLC:
   Term Loan - 2nd Lien, 10.15% - 2012                   1,000,000     1,002,500
SemCrude LP:
   Term Loan (CDN), 7.479% - 2011                          531,731       533,060
   Term Loan (US), 7.502% - 2011                            73,200        73,383
   Term Loan (US), 7.579% - 2011                           150,628       151,004
Targa Resources, Inc.:
   Term Loan Syn LC, 7.62% - 2012                          193,548       193,710
   Term Loan, 7.23% - 2012                                 419,355       419,704
   Term Loan, 7.376% - 2012                                129,032       129,140
   Term Loan, 7.47% - 2012                                 250,000       250,208
   Term Loan, 7.749% - 2012                                  2,016         2,018
U.S. Shipping:
   Term Loan, 7.50% - 2010                                 750,175       751,112
Venoco, Inc.:
   Term Loan - 2nd Lien, 9.63% - 2011                      214,286       215,491
   Term Loan - 2nd Lien, 9.75% - 2011                      285,714       287,321
                                                                     -----------
                                                                      10,051,884
                                                                     -----------

PUBLISHING - 4.7%
Georgia Pacific Corporation:
   Term Loan - 2nd Lien, 8.30% - 2013(3)                   222,222       223,953
   Term Loan - 2nd Lien, 8.30% - 2013(3)                   222,222       223,953
   Term Loan - 2nd Lien, 8.30% - 2013(3)                   222,222       223,953
   Term Loan - 2nd Lien, 8.30% - 2013(3)                   222,222       223,953
   Term Loan - 2nd Lien, 8.30% - 2013(3)                   111,112       111,976
   Term Loan B, 7.17% - 2012                               185,476       185,071
   Term Loan B, 7.30% - 2012                               761,905       760,238
   Term Loan B, 7.35% - 2012                                47,619        47,515
Newspaper Holdings, Inc.:
   Term Loan B, 6.938% - 2012                            1,000,000       995,625
Philadelphia Newspapers:
   Term Loan, 8.09% - 2013                                 500,000       501,875
Quebecor Media:
   Term Loan B, 7.068% - 2013                              997,500       999,370
RH Donnelley, Inc.:
   Term Loan D-2, 6.49% - 2011                              30,432        30,269
   Term Loan D-2, 6.72% - 2011                              91,297        90,808
   Term Loan D-2, 6.74% - 2011                             121,730       121,078
   Term Loan D-2, 6.83% - 2011                             152,162       151,347
   Term Loan D-2, 6.88% - 2011                              30,433        30,269
   Term Loan D-2, 6.90% - 2011                              91,297        90,808
   Term Loan D-2, 6.92% - 2011                              30,433        30,269
   Term Loan D-2, 6.92% - 2011                              30,432        30,269
   Term Loan D-2, 6.95% - 2011                              91,297        90,808
   Term Loan D-2, 7.00% - 2011                             191,358       190,332
                                                                     -----------
                                                                       5,353,739
                                                                     -----------

RETAILERS - 2.4%
Jean Coutu Group, Inc.:
   Term Loan B, 7.625% - 2011                              901,893       902,395
Jostens, Inc.:
   Term Loan C, 7.07% - 2011                               938,506       941,243
Neiman Marcus:
   Term Loan, 7.77% - 2013                                 949,367       954,707
                                                                     -----------
                                                                       2,798,345
                                                                     -----------

SURFACE TRANSPORTATION - 0.9%
Horizon Lines Holding LLC:
   Term Loan C Refi, 7.75% - 2011                          980,000       984,900
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR COMMUNICATIONS - 3.9%
Crown Castle Operating Company:
   Term Loan - 1st Lien, 7.65% - 2014                    1,000,000     1,003,750
MetroPCS Wireless, Inc.:
   Term Loan B - 1st Lien, 9.50% - 2011                  1,000,000     1,023,333
Nortel Networks, Inc.:
   Term Loan A, 7.375% - 2007                              500,000       498,750
Telcordia Technologies, Inc.:
   Term Loan, 7.668% - 2012                                  2,500         2,427
   Term Loan, 7.727% - 2012                                987,500       958,698
Windstream:
   Term Loan B, 7.00% - 2013                             1,000,000     1,002,083
                                                                     -----------
                                                                       4,489,041
                                                                     -----------

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Schedule of Investments                                INCOME OPPORTUNITY SERIES
June 30, 2006                                                        (unaudited)

                                                  PRINCIPAL
                                                  AMOUNT OR
                                                    NUMBER            MARKET
                                                  OF SHARES           VALUE
SENIOR FLOATING RATE INTERESTS(3) (CONTINUED)

UTILITIES - 9.8%
Astoria Generating Company Acquisitions:
   Term Loan C - 2nd Lien,
     9.20% - 2013                                $   500,000       $    506,500
Babcock & Wilcox:
   Syn LC, 8.25% - 2012                            1,000,000          1,005,000
Calpine Corporation:
   DIP Term Loan - 1st Lien,
     7.75% - 2007                                    164,172            164,993
   DIP Term Loan - 2nd Lien,
     9.50% - 2007                                    414,894            419,734
   Unfunded DIP R/C, 0.75% - 2007                    418,028            413,324
   DIP R/C, 2.25% - 2007                               2,185              2,161
Covanta Energy:
   Pre LC, 7.71% - 2012                              146,040            146,101
   Pre LC, 7.71% - 2012                              343,144            343,287
   Pre LC, 7.71% - 2012                               31,141             31,155
   Term Loan, 7.575% - 2012                           40,650             40,667
   Term Loan, 7.71% - 2012                           332,216            332,354
KGEN, LLC:
   Term Loan B - 2nd Lien,
     14.499% - 2011                                1,077,694          1,101,942
LSP General Finance Company, LLC:
   Delayed Draw Term Loan,
     0.875% - 2013(4)                                 40,404             40,236
   Term Loan B, 7.249% - 2013                        959,596            955,597
NRG Energy, Inc.:
   Syn LC, 7.499% - 2013                           2,000,000          2,000,626
Plum Point Energy Associates, LLC:
   Funded LC, 8.62% - 2014                           194,286            194,852
   Term Loan, 8.75% - 2014                           715,677            717,764
Riverside Rocky Mountain Project:
   LC, 9.48% - 2011                                   42,479             43,541
   Term Loan, 9.376% - 2011                          534,317            547,675
   Term Loan, 9.376% - 2011                          369,686            378,928
Vulcan Energy Corporation:
   Term Loan, 6.689% - 2011                          868,086            868,086
Wolf Hollow I, LP:
   Syn LC, 7.552% - 2012                             400,000            398,750
   Syn RC, 7.552% - 2012                               5,769              5,751
   Syn RC, 7.552% - 2012                              94,231             93,936
   Term Loan - 1st Lien, 7.749% - 2012               485,604            484,086
                                                                   ------------
                                                                     11,237,046
                                                                   ------------
TOTAL SENIOR FLOATING RATE INTEREST
   (cost $109,608,337)                                              109,624,486
                                                                   ------------

CORPORATE BONDS - 0.9%

TELECOMMUNICATIONS/CELLULAR COMMUNICATIONS - 0.9%
Intelsat Bermuda, Ltd.,
   9.614% - 2012(1,2)                              1,000,000          1,010,000
                                                                   ------------

TOTAL CORPORATE BONDS
   (cost $1,013,082)                                                  1,010,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - 7.1%

State Street General Account Money
   Market Fund                                     5,218,626          5,218,626
State Street General Account U.S.
   Government                                      2,934,837          2,934,837
                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS                                      8,153,463
   (cost $8,153,463)                                               ------------

REPURCHASE AGREEMENT - 1.9%
State Street, 2.75%, dated 06-30-06, matures
   07-03-06; repurchase amount $2,157,592
   (Collateralized by FHLB, 02-23-07 with a
   value of $2,200,934)                          $ 2,157,098          2,157,098
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
   (cost $2,157,098)                                                  2,157,098
                                                                   ------------
TOTAL INVESTMENTS - 105.9%                                          120,945,047
   (cost $120,931,980)
LIABILITIES, LESS CASH & OTHER ASSETS -(5.9%)                        (6,752,053)
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $114,192,994
                                                                   ============

For federal income tax purposes the identified cost of investments owned at June
      30, 2006 was $121,027,888.

plc (public limited company)

LP (Limited Partnership)

(1) Security is a 144A security. The total market value of 144A securities is $1,010,000 (cost $1,000,000), or 0.9% of total net assets.

(2)   Variable rate security. Rate indicated is rate effective at June 30, 2006.

(3) Senior loans in which the Series invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2006.

(4)   Purchased on a delayed delivery basis.

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
                                                       INCOME OPPORTUNITY SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
June 30, 2006

ASSETS:
Investments, at value(1)....................................       $120,945,047
Receivables:
  Fund shares sold .........................................            110,422
  Securities sold ..........................................            334,167
  Interest..................................................            934,997
Prepaid expenses............................................             30,525
Total assets................................................        122,355,158

LIABILITIES:
Cash overdraft..............................................             17,701
Payable for:
  Securities purchased......................................          7,545,513
  Fund shares redeemed......................................            334,889
  Dividends payable to shareholders.........................             47,778
  Management fees...........................................             73,778
  Custodian fees............................................              2,914
  Transfer and administration fees..........................             27,883
  Professional fees.........................................              8,209
  12b-1 distribution plan fees..............................             96,207
  Other.....................................................              7,292
                                                                   ------------
Total liabilities...........................................          8,162,164
                                                                   ------------
NET ASSETS..................................................       $114,192,994
                                                                   ============

NET ASSETS CONSIST OF:
Paid in capital.............................................       $114,158,814
Accumulated undistributed net investment loss...............           (101,485)
Accumulated undistributed net realized gain on sale of
 investments................................................            122,598
Net unrealized appreciation in value of investments.........             13,067
                                                                   ------------
Net assets..................................................       $114,192,994
                                                                   ============

CLASS A:
Capital shares outstanding (unlimited number of shares
 authorized)................................................          4,954,828
Net assets..................................................       $ 49,981,621
Net asset value and redemption price per share..............       $      10.09
                                                                   ============
Offering price per share (net asset value divided by
 95.25%)....................................................       $      10.59
                                                                   ============

CLASS B:
Capital shares outstanding (unlimited number of shares
 authorized)................................................          2,340,655
Net assets..................................................       $ 23,576,709
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)....................................................       $      10.07
                                                                   ============

CLASS C:
Capital shares outstanding (unlimited number of shares
 authorized)................................................          4,034,493
Net assets..................................................       $ 40,634,664
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)....................................................       $      10.07
                                                                   ============

(1)Investments, at cost ....................................       $120,931,980

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
  Interest..................................................       $  3,916,561
                                                                   ------------
  Total investment income...................................          3,916,561
                                                                   ------------

EXPENSES:
  Management fees...........................................            429,979
  Custodian fees............................................             17,254
  Transfer/maintenance fees.................................             25,064
  Administration fees.......................................             83,239
  Directors' fees...........................................              2,822
  Professional fees.........................................             16,403
  Reports to shareholders...................................             10,345
  Registration fees.........................................             20,838
  Other expenses............................................             13,312
  12b-1 distribution plan fees - Class A....................             58,215
  12b-1 distribution plan fees - Class B....................             75,696
  12b-1 distribution plan fees - Class C....................            193,479
                                                                   ------------
  Total expenses............................................            946,646
  Less: Earnings credits....................................             (2,686)
                                                                   ------------
  Net expenses..............................................            943,960
                                                                   ------------
  Net investment income.....................................          2,972,601
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
  Investments...............................................            322,428
  Net realized gain.........................................            322,428
Net unrealized depreciation during the period on:
  Investments...............................................           (608,161)
                                                                   ------------
  Net unrealized depreciation...............................           (608,161)
                                                                   ------------

  Net loss..................................................           (285,733)
                                                                   ------------
  Net increase in net assets resulting from operations......       $  2,686,868
                                                                   ============

                                                         See accompanying notes.

                                                            SECURITY INCOME FUND
Statement of Changes in Net Assets                     INCOME OPPORTUNITY SERIES

                                                                                      SIX MONTHS ENDED
                                                                                        JUNE 30, 2006           YEAR ENDED
                                                                                         (UNAUDITED)         DECEMBER 31, 2005
                                                                                      ----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income.........................................................      $    2,972,601         $   3,842,449
  Net realized gain (loss) during the period on investments.....................             322,428              (198,836)
  Net unrealized appreciation (depreciation) during the period on investments...            (608,161)               70,563
                                                                                      --------------         -------------
  Net increase in net assets resulting from operations..........................           2,686,868             3,714,176
                                                                                      --------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A.....................................................................          (1,391,075)           (1,776,589)
    Class B.....................................................................            (615,730)             (800,405)
    Class C.....................................................................          (1,009,388)           (1,265,561)
                                                                                      --------------         -------------
  Total distributions to shareholders...........................................          (3,016,193)           (3,842,555)
                                                                                      --------------         -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class A ....................................................................          11,950,237            32,022,892
    Class B.....................................................................           1,732,406             2,763,511
    Class C.....................................................................           4,879,973            12,719,250
  Distributions reinvested
    Class A.....................................................................           1,244,698             1,482,851
    Class B ....................................................................             574,162               767,831
    Class C.....................................................................             917,803             1,137,273
  Cost of shares redeemed
    Class A.....................................................................          (8,926,157)          (15,212,835)
    Class B ....................................................................            (462,070)             (322,724)
    Class C ....................................................................          (2,656,531)           (6,502,342)
                                                                                      --------------         -------------
  Net increase from capital share transactions..................................           9,254,521            28,855,707
                                                                                      --------------         -------------
  Net increase in net assets....................................................           8,925,196            28,727,328
                                                                                      --------------         -------------
NET ASSETS:
  Beginning of period...........................................................         105,267,798            76,540,470
                                                                                      --------------         -------------
  End of period.................................................................      $  114,192,994         $ 105,267,798
                                                                                      ==============         =============
  Accumulated undistributed net investment loss at end of period................      $     (101,485)        $     (57,893)
                                                                                      ==============         =============
CAPITAL SHARE ACTIVITY:
  Shares sold
    Class A.....................................................................           1,179,725             3,160,762
    Class B.....................................................................             171,298               272,951
    Class C.....................................................................             482,393             1,257,688
  Shares reinvested
    Class A.....................................................................             122,907               146,496
    Class B.....................................................................              56,778                75,925
    Class C.....................................................................              90,759               112,509
  Shares redeemed
    Class A.....................................................................            (881,045)           (1,509,652)
    Class B.....................................................................             (45,645)              (31,897)
    Class C.....................................................................            (262,625)             (643,286)

                                                         See accompanying notes.

Statement of Cash Flows                                     SECURITY INCOME FUND
For the Period Ended June 30, 2006                     INCOME OPPORTUNITY SERIES

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................       $  2,686,868
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET INCREASE IN CASH
  FROM OPERATING ACTIVITIES:
  Realized and unrealized loss on investments...................................           285,733
  Amortization of discount/premium on investments...............................             8,327
  Proceeds from disposition of investments......................................        87,055,129
  Purchase of investments.......................................................       (97,943,101)
Changes in operating assets & liabilities:
  Increase in interest receivable and prepaid expenses..........................          (138,117)
  Increase in payables..........................................................          (273,396)
                                                                                     -------------
Net cash used in operating activities...........................................        (8,318,557)
                                                                                     -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares sold.....................................................        18,766,441
  Payments on shares redeemed...................................................       (11,735,299)
  Dividends paid in cash(a).....................................................          (275,809)
                                                                                     -------------
Net cash provided by financing activities.......................................         6,755,333
                                                                                     -------------
NET INCREASE IN CASH............................................................        (1,563,224)
Cash at the beginning of the period.............................................         1,545,523
                                                                                     -------------
CASH AT THE END OF THE PERIOD...................................................     ($     17,701)
                                                                                     =============

(a) Non-cash funding activities not included herein consists of dividends of $2,736,663.

                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY INCOME FUND
outstanding throughout each period                     INCOME OPPORTUNITY SERIES

                                                               SIX MONTHS                 PERIOD ENDED
                                                             ENDED JUNE 30,               DECEMBER 31,
CLASS A                                                         2006(h)         2005         2004(e)
-------                                                      --------------  -----------  ------------
PER SHARE DATA

Net asset value, beginning of period                           $    10.12    $    10.11    $    10.04
                                                               ----------    ----------    ----------
Income (loss) from investment operations:
Net investment income(c)                                             0.29          0.44          0.22
Net gain (loss) on securities (realized and unrealized)             (0.02)         0.01          0.13
                                                               ----------    ----------    ----------
Total from investment operations                                     0.27          0.45          0.35
                                                               ----------    ----------    ----------
Less distributions:
Dividends from net investment income                                (0.30)        (0.44)        (0.25)
Distributions from realized gains                                       -             -         (0.03)
                                                               ----------    ----------    ----------

Total distributions                                                 (0.30)        (0.44)        (0.28)
                                                               ----------    ----------    ----------
Net asset value, end of period                                 $    10.09    $    10.12    $    10.11
                                                               ==========    ==========    ==========

                                                               ----------    ----------    ----------
TOTAL RETURN(a)                                                      2.69%         4.55%         3.46%
                                                               ----------    ----------    ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                       $   49,982    $   45,856    $   27,646
                                                               ----------    ----------    ----------
Ratios to average net assets:
Net investment income                                                5.89%         4.45%         2.92%
Total expenses(b)                                                    1.40%         1.44%         1.43%
Net expenses(d)                                                      1.40%         1.44%         1.42%
                                                               ----------    ----------    ----------
Portfolio turnover rate                                               161%           71%          146%

                                                SIX MONTHS                     PERIOD ENDED
                                              ENDED JUNE 30,                   DECEMBER 31,
CLASS B                                         2006(g,h)        2005(f)          2004(e)
-------                                       --------------   -----------     ------------
PER SHARE DATA

Net asset value, beginning of period          $    10.10       $    10.11       $    10.04
                                              ----------       ----------       ----------
Income (loss) from investment operations:
Net investment income(c)                            0.27             0.40             0.17
Net gain (loss) on securities (realized and
unrealized)                                        (0.02)           (0.01)            0.12
                                              ----------       ----------       ----------
Total from investment operations                    0.25             0.39             0.29
                                              ----------       ----------       ----------
Less distributions:
Dividends from net investment income               (0.28)           (0.40)           (0.19)
Distributions from realized gains                      -                -            (0.03)
                                              ----------       ----------       ----------
Total distributions                                (0.28)           (0.40)           (0.22)
                                              ----------       ----------       ----------
Net asset value, end of period                $    10.07       $    10.10       $    10.11
                                              ==========       ==========       ==========

TOTAL RETURN(a)                                     2.58%            3.92%            2.87%
                                              ----------       ----------       ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $   23,577       $   21,800       $   18,606
                                              ----------       ----------       ----------
Ratios to average net assets:
Net investment income (loss)                        5.46%            4.02%            2.20%
Total expenses(b)                                   1.83%            1.82%            2.17%
Net expenses(d)                                     1.83%            1.82%            2.17%
                                              ----------       ----------       ----------
Portfolio turnover rate                              161%              71%             146%


                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY INCOME FUND
outstanding throughout each period                     INCOME OPPORTUNITY SERIES

                                                SIX MONTHS                         PERIOD ENDED
                                              ENDED JUNE 30,                       DECEMBER 31,
CLASS C                                          2006(h)             2005            2004(e)
--------                                      --------------      -----------      ------------
PER SHARE DATA

Net asset value, beginning of period          $    10.10          $    10.11       $    10.04
                                              ----------          ----------       ----------
Income (loss) from investment operations:
Net investment income(c)                            0.26                0.37             0.16
Net gain (loss) on securities (realized and
unrealized)                                        (0.03)              (0.01)            0.13
                                              ----------          ----------       ----------
Total from investment operations                    0.23                0.36             0.29
                                              ----------          ----------       ----------
Less distributions:
Dividends from net investment income               (0.26)              (0.37)           (0.19)
Distributions from realized gains                      -                   -            (0.03)
                                              ----------          ----------       ----------
Total distributions                                (0.26)              (0.37)           (0.22)
                                              ----------          ----------       ----------

Net asset value, end of period                $    10.07          $    10.10       $    10.11
                                              ==========          ==========       ==========

TOTAL RETURN(a)                                     2.41%               3.57%            2.88%
                                              ----------          ----------       ----------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)      $   40,635          $   37,612       $   30,288
                                              ----------          ----------       ----------

Ratios to average net assets:
Net investment income                               5.14%               3.66%            2.17%
Total expenses(b)                                   2.15%               2.19%            2.17%
Net expenses(d)                                     2.15%               2.19%            2.17%
                                              ----------          ----------       ----------
Portfolio turnover rate                              161%                 71%             146%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) The Income Opportunity Series was initially capitalized on February 11, 2004, with a net asset value of $10.00 per share. The Series commenced operations on March 31, 2004 with a net asset value of $10.04. Percentage amounts for the period have been annualized, except for total return.

(f) Effective August 25, 2005, Class B shares ceased charging 12b-l fees in accordance with the NASD sales cap regulations. Per share information reflects this change.

(g) Effective March 1, 2006, Class B shares began charging 12b-l fees in accordance with the NASD sales cap regulations. Per share information reflects this change.

(h) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

                                    SECURITY
                                    CASH FUND

                             [SECURITY BENEFIT LOGO]

                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

Manager's Commentary                                          SECURITY CASH FUND
June 30, 2006                                                        (unaudited)

PERFORMANCE

PORTFOLIO COMPOSITION BY QUALITY RATINGS
(BASED ON STANDARD AND POOR'S RATINGS)

Tier 1                                   99.50%
Repurchase Agreement                      0.48
Cash & other assets, less liabilities     0.02
                                       -------
Total net assets                        100.00%
                                       =======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 06-30-06  1 YEAR   5 YEARS   10 YEARS
----------------------  ------   -------   --------
                          3.32%     1.34%      3.06%

The performance data above represents past performance which is not predictive of future results. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if applicable taxes were deducted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fee waivers and/or reimbursements reduced fund expenses and in the absence of such waivers, the performance quoted would be reduced.

                                                         See accompanying notes.

Manager's Commentary                                          SECURITY CASH FUND
June 30, 2006                                                        (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 - June 30, 2006.

ACTUAL EXPENSES

The first line in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                      BEGINNING       ENDING      EXPENSES PAID
                    ACCOUNT VALUE  ACCOUNT VALUE     DURING
                      01-01-06      06-30-096(1)    PERIOD(2)
                    -------------  -------------  -------------
Security Cash Fund
   Actual           $    1,000.00  $    1,013.90  $        5.08
   Hypothetical          1,000.00       1,020.16           5.09

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period January 1, 2006 to June 30, 2006 was 1.90%.

(2) Expenses are equal to the Fund's annualized expense ratio (net of expense reimbursements) of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedule of Investments                                       SECURITY CASH FUND
June 30, 2006                                                        (unaudited)

                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
CERTIFICATES OF DEPOSIT - 6.0%

Barclays Bank plc, 5.115%, 08-11-06                     $2,000,000  $ 1,999,412
BNP Paribas NY Branch,
   4.24%, 08-25-06                                       1,500,000    1,497,705
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT
   (cost $3,497,117)                                                  3,497,117
                                                                    -----------

COMMERCIAL PAPER - 26.2%

BANKING - 9.7%
ING (US) Funding LLC,
   5.18%, 07-17-06                                       2,000,000    1,995,396
UBS Finance (DE) LLC,
   5.12%, 08-21-06                                       1,500,000    1,489,120
Westpac Banking Corporation:
   5.07%, 07-21-06                                       1,200,000    1,196,620
   5.10%, 07-24-06                                       1,000,000      996,742
                                                                    -----------
                                                                      5,677,878

ELECTRIC - 1.7%
Florida Power & Light Company,
   5.30%, 07-20-06                                       1,000,000      997,203
                                                                    -----------

FINANCIAL - OTHER - 4.4%
Countrywide Financial Corporation:
   5.31%, 07-06-06                                       1,700,000    1,698,746
   5.11%, 07-20-06                                         900,000      897,573
                                                                    -----------
                                                                      2,596,319
                                                                    -----------

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 3.6%
CIT Group, Inc., 5.05%, 08-01-06                         2,100,000    2,090,868
                                                                    -----------

NON U.S. BANKING - 6.8%
Danske Corporation,
   5.07%, 07-26-06                                       1,500,000    1,494,719
Societe Generale:
   5.04%, 07-11-06                                       1,000,000      998,600
   5.12%, 08-22-06                                       1,500,000    1,488,907
                                                                    -----------
                                                                      3,982,226
                                                                    -----------

TOTAL COMMERCIAL PAPER
   (cost $15,344,494)                                                15,344,494
                                                                    -----------

ASSET BACKED COMMERCIAL PAPER - 37.2%

FINANCIAL COMPANIES - CAPTIVE - 4.9%
Edison Asset Securitization LLC,
   5.05%, 07-05-06                                       2,865,000    2,863,392
                                                                    -----------

FINANCIAL COMPANIES - DIVERSIFIED - 11.6%
Amstel Funding Corporation:
   5.15%, 07-11-06                                       1,800,000    1,797,425
   5.00%, 07-17-06                                       1,000,000      997,778
Amsterdam Funding Corporation,
   5.20%, 07-27-06                                       2,500,000    2,490,611
Govco, Inc., 4.97%, 07-19-06                             1,500,000    1,496,272
                                                                    -----------
                                                                      6,782,086
                                                                    -----------

FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 5.9%
Fairway Finance Corporation:
   5.25%, 07-10-06                                       1,000,000      998,680
   5.045%, 07-13-06                                      1,500,000    1,497,477
Jupiter Securitization Corporation,
   5.14%, 07-13-06                                       1,000,000      998,287
                                                                    -----------
                                                                      3,494,444
                                                                    -----------

FINANCIAL COMPANIES - SECURITIES - 4.8%
Perry Global Funding LLC:
   5.03%, 07-06-06                                       1,400,000    1,399,022
   5.26%, 07-10-06                                       1,400,000    1,398,159
                                                                    -----------
                                                                      2,797,181
                                                                    -----------

FINANCIAL COMPANIES - TRADE RECEIVABLES - 10.0%
Eureka Securitization:
   5.05%, 07-12-06                                       1,500,000    1,497,667
   5.21%, 07-19-06                                       1,000,000      997,395
Old Line Funding LLC,
   5.03%, 07-07-06                                       2,350,000    2,348,022
Sheffield Receivables Corporation,
   5.14%, 07-12-06                                       1,000,000      998,429
                                                                    -----------
                                                                      5,841,513
                                                                    -----------

TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $21,778,616)                                                21,778,616
                                                                    -----------

CORPORATE BONDS - 17.9%

AUTOMOTIVE - 1.7%
American Honda Finance,
   5.18%, 07-03-06(1)                                    1,000,000    1,000,437
                                                                    -----------

BANKING - 3.4%
Bank One Corporation,
   5.284%, 08-11-06(1)                                   2,000,000    2,000,368
                                                                    -----------

BROKERAGE - 5.3%
Bear Stearns Company, Inc.,
   5.429%, 07-17-06(1)                                   1,000,000    1,000,558
Goldman Sachs Group, Inc.,
   5.28%, 07-27-06(1)                                    1,000,000    1,000,605
Morgan Stanley, 5.295%, 08-15-06(1)                      1,100,000    1,100,693
                                                                    -----------
                                                                      3,101,856
                                                                    -----------

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 7.5%
American Express Credit,
   5.392%, 07-19-06(1)                                   2,290,000    2,290,833
HSBC Finance Corporation,
   5.26%, 08-29-06(1)                                    1,000,000    1,000,423
SLM Corporation,
   5.529%, 09-15-06(1)                                   1,050,000    1,050,364
                                                                    -----------
                                                                      4,341,620
                                                                    -----------

TOTAL CORPORATE BONDS
   (cost $10,444,281)                                                10,444,281
                                                                    -----------

                                                         See accompanying notes.

Schedule of Investments                                      SECURITY CASH FUND
June 30, 2006                                                       (unaudited)

                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
MISCELLANEOUS ASSETS - 3.4%

United of Omaha Life Insurance Company,
   5.159%, 07-01-06(1)                                 $2,000,000  $ 2,000,000
                                                                   -----------
TOTAL MISCELLANEOUS ASSETS
   (cost $2,000,000)                                                 2,000,000
                                                                   -----------

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 7.7%

FEDERAL HOME LOAN BANK - 2.6%
   5.125%, 11-17-06                                     1,500,000    1,499,943

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.1%
   4.125%, 09-27-06                                     1,000,000    1,000,000
   4.85%, 02-27-07                                      1,000,000      999,975
   5.375%, 06-12-07                                     1,000,000    1,000,000
                                                                   -----------
                                                                     2,999,975
                                                                   -----------

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
   (cost $4,499,918)                                                 4,499,918
                                                                   -----------

MORTGAGE BACKED SECURITIES - 1.1%

SMALL BUSINESS ASSOCIATION POOLS - 1.1%
   #503295, 5.25%, 07-01-06(1)                             91,745       91,802
   #503303, 5.25%, 07-01-06(1)                            105,982      106,048
   #502398, 5.375%, 07-01-06(1)                            20,031       20,106
   #503152, 5.375%, 07-01-06(1)                           131,134      131,134
   #503265, 5.50%, 07-01-06(1)                            128,738      128,417
   #501927, 6.25%, 07-01-06(1)                            186,296      188,054
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES
   (cost $665,561)                                                     665,561
                                                                   -----------

REPURCHASE AGREEMENT - 0.5%

United Missouri Bank, 4.68%, dated
   06-30-06, matures 07-03-06;
   repurchase amount of $283,110
   (Collateralized by U.S. Treasury Note,
   dated 07-31-06 with a value of
   $288,834)                                              283,000      283,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENT
   (cost $283,000)                                                     283,000
                                                                   -----------

TOTAL INVESTMENTS - 100.0%
   (cost $58,512,987)                                               58,512,987
CASH & OTHER ASSETS, LESS LIABILITIES 0.0%                              11,962
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $58,524,949
                                                                   ===========

The cost of investments owned at June 30, 2006 was the same for federal income tax and financial statement purposes.

---
(1) Variable rate security. Rate indicated is rate effective at June 30, 2006. Maturity date indicated is next interest reset date.

                                                         See accompanying notes.

Statement of Assets and Liabilities                           SECURITY CASH FUND
June 30, 2006                                                        (unaudited)



ASSETS:
Investments, at value(1)....................................................  $ 58,512,987
Cash........................................................................        26,112
Receivables:
   Fund shares sold.........................................................       110,922
   Securities sold..........................................................         9,183
   Interest.................................................................       185,575
   Security Management Company..............................................        33,379
Prepaid expenses............................................................        52,049
                                                                              ------------
Total assets................................................................    58,930,207
                                                                              ------------

LIABILITIES:
Payable for:
   Fund shares redeemed ....................................................       325,583
   Dividends payable to shareholders .......................................         2,012
   Management fees..........................................................        24,260
   Custodian fees...........................................................         1,082
   Transfer and administration fees ........................................        42,154
   Professional fees........................................................        10,167
                                                                              ------------
Total liabilities...........................................................       405,258
                                                                              ------------
NET ASSETS..................................................................  $ 58,524,949
                                                                              ============

NET ASSETS CONSIST OF:
Paid in capital                                                               $ 58,524,949
                                                                              ------------
Net assets                                                                    $ 58,524,949
                                                                              ============

Capital shares outstanding
   (unlimited number of shares authorized)..................................    58,524,949
Net asset value, offering and redemption price per share....................  $       1.00
                                                                              ============

(1)Investments, at cost.....................................................  $ 58,512,987

Statement of Operations
For the Six Months Ended June 30, 2006

INVESTMENT INCOME:
   Interest ................................................................  $  1,126,032
                                                                              ------------
   Total investment income .................................................     1,126,032
                                                                              ------------

EXPENSES:
   Management fees..........................................................       117,751
   Custodian fees...........................................................         3,599
   Transfer/maintenance fees................................................       126,315
   Administration fees......................................................        23,606
   Directors' fees..........................................................         7,058
   Professional fees........................................................         6,599
   Reports to shareholders..................................................        12,173
   Registration fees........................................................        21,879
   Other expenses...........................................................        11,710
                                                                              ------------
   Total expenses...........................................................       330,690
   Less:Reimbursement of  expenses..........................................       (95,188)
                                                                              ------------
   Net expenses.............................................................       235,502
                                                                              ------------
   Net investment income....................................................       890,530
                                                                              ------------

   Net increase in net assets resulting from operations.....................  $    890,530
                                                                              ============

                                                         See accompanying notes.

Statement of Changes in Net Assets                            SECURITY CASH FUND

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2006       YEAR ENDED
                                                                              (UNAUDITED)     DECEMBER 31, 2005
                                                                           ----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income.................................................  $        890,530   $       1,060,745
                                                                           ----------------   -----------------
   Net increase in net assets resulting from operations..................           890,530           1,060,745
                                                                           ----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................................          (890,530)        (1 ,060,745)
                                                                           ----------------   -----------------
   Total distributions to shareholders...................................          (890,530)        (1, 060,745)
                                                                           ----------------   -----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares..........................................        47,038,275          59,075,047
   Distributions reinvested..............................................           871,313           1,024,818
   Cost of shares redeemed...............................................       (33,043,980)        (65,838,545)
                                                                           ----------------   -----------------
   Net increase (decrease) from capital share transactions...............        14,865,608          (5,738,680)
                                                                           ----------------   -----------------
   Net increase (decrease) in net assets.................................        14,865,608          (5,738,680)
                                                                           ----------------   -----------------

NET ASSETS:
   Beginning of period...................................................        43,659,341          49,398,021
                                                                           ----------------   -----------------
   End of period.........................................................  $     58,524,949   $      43,659,341
                                                                           ================   =================
CAPITAL SHARE ACTIVITY:
   Shares sold...........................................................        47,038,276          59,075,047
   Shares reinvested.....................................................           871,311           1,024,818
   Shares redeemed.......................................................       (33,043,979)        (65,838,545)

                                                         See accompanying notes.

Financial Highlights
Selected data for each share of capital stock
outstanding throughout each year                              SECURITY CASH FUND

                                           SIX MONTHS                                                 YEAR ENDED
                                          ENDED JUNE 30,                                             DECEMBER 31,
CLASS A                                       2006(g)        2005     2004        2003      2002         2001
-------------------------------------     --------------   -------   -------    -------    -------   ------------
PER SHARE DATA

Net asset value, beginning of period      $         1.00   $  1.00   $  1.00     $ 1.00    $  1.00   $       1.00
                                          --------------   -------   -------    -------    -------   ------------
Income from investment operations:
Net investment income(c)                            0.02      0.02         -(f)       -(f)    0.01           0.03
                                          --------------   -------   -------    -------    -------   ------------
Total from investment operations                    0.02      0.02         -          -       0.01           0.03
                                          --------------   -------   -------    -------    -------   ------------
Less distributions:
Dividends from net investment income               (0.02)    (0.02)        -(e)       -(e)   (0.01)         (0.03)
                                          --------------   -------   -------    -------    -------   ------------
Total distributions                                (0.02)    (0.02)        -          -      (0.01)         (0.03)
                                          --------------   -------   -------    -------    -------   ------------
Net asset value, end of period            $         1.00   $  1.00   $  1.00    $  1.00    $  1.00   $       1.00
                                          ==============   =======   =======    =======    =======   ============

TOTAL RETURN(a)                                     1.90%     2.30%     0.40%      0.20%      0.85%          3.20%
                                          --------------   -------   -------    -------    -------   ------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)  $       58,525   $43,659   $49,398    $59,563    $69,679   $     67,638
                                          --------------   -------   -------    -------    -------   ------------
Ratios to average net assets:
Net investment income (loss)                        3.77%     2.26%     0.40%      0.21%      0.84%          3.08%
Total expenses(b)                                   1.40%     1.38%     1.26%      1.14%      1.07%          1.01%
Net expenses(d)                                     1.00%     1.00%     0.99%      1.00%      1.00%          1.00%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charge paid at time of redemption.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e)   Dividends from net investment income are less than $0.01 per share.

(f)   Net investment income is less than $0.01 per share.

(g) Unaudited figures for the six months ended June 30, 2006. Percentage amounts for the period, except total return, have been annualized.

                                                         See accompanying notes.

Notes to Financial Statements
June 30, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

      Security Income Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund offers different classes and, therefore, is required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except that purchases of Class "A" shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class "A" shares after eight years. Redemptions of Class "B" shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of Class "C" shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

      Effective November 17, 2004, the Board of Directors of Security Income Fund - Capital Preservation Series elected to change the Series from a stable value fund to a short-term bond fund. The most significant change was the elimination of the Series' insurance wrapper agreements, which on November 17, 2004, resulted in an increase in net assets of $15,433,682, ($0.30 per share.)

      Effective June 30, 2005, the Board of Directors of Security Income Fund - Capital Preservation Series elected to change the Series from a master-feeder structure to a stand alone, short-term bond fund. On that date, Security Management Company, LLC (SMC) assumed the Investment Manager responsibilities for the Series.

      Effective December 31, 2005, the Security Income Fund-Capital Preservation Series changed its fiscal year end from September 30th to December 31st.

      A. SECURITY VALUATION - Valuations of Security Income Fund's (the Fund) securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a Fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Security Income Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      The senior floating rate interests (loans) in which the Income
Opportunity Series invests are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and saleability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager's and/or the market's assessment of the borrower's management; prospects for the borrower's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower's competitive position within the industry; borrower's ability to access additional liquidity through public and/or private markets; and other relevant factors.

Notes to Financial Statements
June 30, 2006

      Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

      B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

      C. SENIOR FLOATING RATE INTERESTS - Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

      D. OPTIONS - Diversified Income Series and the High Yield Series may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer, the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by these Series and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

      The cash premiums received for a written option are recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. There were no options written or purchased, outstanding at December 31, 2005.

      E. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes pay-down gains and losses on senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the Fund.

      F. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS - The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Series actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Series will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

      G. EXPENSES - Expenses that are directly related to one of the Series are charged directly to that Series. Other operating expenses are allocated to the Series on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Series are allocated to each respective class in proportion to the relative net assets of each class.

      H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

      I. TAXES - The Series intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

      J. EARNINGS CREDITS - Under the fee schedule with the custodian, the Series can earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

      K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      M. INDEMNIFICATIONS - Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements
June 30, 2006

      N. FUTURES - The Funds or Series may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Funds or Series, may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds or Series, may pay departing shareholders from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds or Series are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Funds or Series. The Funds or Series realize a gain or loss when the contract is closed or expires.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees are paid monthly to Security Management Company, LLC
(SMC), based on the following annual rates:

                                  MANAGEMENT
                                 FEES (AS A %
                                OF NET ASSETS)
                                --------------
Security Income Fund:
   Capital Preservation Series            0.35%
   Diversified Income Series              0.35%
   High Yield Series                      0.60%
   Income Opportunity Series              0.80%(1)
Security Cash Fund                        0.50%

(1) Management fees are payable at the rate of 0.80% of the average daily net assets of $200 million or less, plus 0.70% of the average daily net assets of more than $200 million.

      SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each fund. For these services, the Investment Manager receives the following:

                                 ADMINISTRATIVE FEES
                                (AS A % OF NET ASSETS)
                                ----------------------
Security Income Fund:
   Capital Preservation Series           0.095%
   Diversified Income Series             0.095%
   High Yield Series                     0.095%
   Income Opportunity Series             0.150%
Security Cash Fund                       0.095%
Minimum charge per Series              $25,000
Certain out-of-pocket charges           Varies

  SMC is paid the following for providing transfer agent services to the Funds:

Annual charge per account       $5.00 - $8.00
Transaction fee                 $0.60 - $1.10
Minimum charge per Series          $25,000
Certain out-of-pocket charges      Varies

      The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the Fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended June 30, 2006, SMC agreed to limit the total expenses of Diversified Income Fund to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares and Class C shares. SMC also agreed to limit the total expenses of the High Yield Fund to 2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the Fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the fund as calculated on a daily basis.

   Security Income Fund has adopted distribution plans related to the offering of Class A, Class B and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans of the Diversified Income Series, High Yield Series and the Income Opportunity Series provide for payments at an annual rate of 0.25% of the average daily net assets of Class A Shares of each Series and 1.00% of the average daily assets of Cass B and Class C shares. The plans for the Capital Preservation Series provide for payment at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares. Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with the NASD sales cap regulations. Effective March 1, 2006, Income Opportunity Series began accruing 12b-1 fees on Class B shares in accordance with the NASD sales cap regulations.

Notes to Financial Statements
June 30, 2006

      Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the national distributor of the Funds, retained underwriting commissions during the six months ended June 30, 2006 on sales of shares after allowances to brokers and dealers in the following amounts:

                                SDI UNDERWRITING COMMISSIONS
                                ----------------------------
Security Income Fund:
   Capital Preservation Series            $72,258
   Diversified Income Series               33,591
   High Yield Series                       12,254
   Income Opportunity Series                9,566

      Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include SMC and SDI.

      At June 30, 2006, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

FUND OR SERIES                  PERCENT OF OUTSTANDING SHARES OWNED
------------------------------  -----------------------------------
Security Income Fund:
   Diversified Income Series                   9.21%
   High Yield Series                           5.27%
   Income Opportunity Series                  49.64%

3. LINE OF CREDIT

      The Income Opportunity Series of the Security Income Fund has a $10 million committed secured revolving line of credit with State Street Bank and Trust Company (the Bank). The Series may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at a variable rate per annum equal to the Bank's overnight federal funds rate as determined by the Bank plus 0.50% per annum which rate shall change when such federal funds rate changes. The Series did not use the line during the six months ended June 30, 2006.

4. FEDERAL INCOME TAX MATTERS

      Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to interest income accrued for defaulted and variable rate securities for tax purposes and differing book and tax amortization methods for premium and market discount. To the extent these differences are permanent differences, adjustments are made to the appropriate equity accounts in the period that the differences arise.

      The following adjustments were made to the Statements of Assets and Liabilities as of December 31, 2005 to reflect permanent differences:

                               ACCUMULATED    UNDISTRIBUTED
                               NET REALIZED   NET INVESTMENT   PAID-IN
                               GAIN (LOSS)        INCOME       CAPITAL
                              -------------   --------------  ---------
Security Income Fund:
   Capital Preservation
     Series                   $      15,084      $18,275      $ (33,359)
   Diversified Income
     Series                         385,236      147,548       (532,784)
   High Yield Series                (24,148)      41,462        (17,314)
   Income Opportunity Series        (15,980)      15,980              -

The amounts of unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2006, were as follows:

                                              CAPITAL      DIVERSIFIED       HIGH         INCOME
                                            PRESERVATION     INCOME          YIELD      OPPORTUNITY
                                               SERIES        SERIES         SERIES        SERIES
                                            ------------   ------------   -----------   -----------
Gross unrealized appreciation               $    174,592   $          -   $ 1,172,117   $   246,957
Gross unrealized depreciation                 (2,467,206)    (3,193,152)   (1,560,674)     (329,798)
                                            ------------   ------------   -----------   -----------
Net unrealized appreciation (depreciation)  $ (2,292,614)  $ (3,193,152)  $  (388,557)  $   (82,841)
                                            ============   ============   ===========   ===========

Notes to Financial Statements
June 30, 2006

      At December 31, 2005, the following funds have capital loss carryovers and deferred post October losses to offset future realized capital gains as follows:

                                          CARRYOVER                              DEFERRED
                                          UTILIZED   CAPITAL LOSS              POST-OCTOBER
                              EXPIRATION   IN 2005    CARRYOVERS   EXPIRES IN     LOSSES
                              ----------  ---------  ------------  ----------  ------------
Security Income Fund:
 Capital Preservation Series  $        -  $       -  $  1,770,802     2013     $    406,665
                              ==========  =========  ============
 Diversified Income Series    $  532,784  $ 283,918  $          -     2005                -
                                       -          -       801,693     2007
                                       -          -     3,837,647     2008
                                       -          -       433,468     2010
                                       -          -       291,583     2011
                                       -          -       453,684     2012
                              ----------  ---------  ------------
                              $  532,784  $ 283,918  $  5,818,075
                              ==========  =========  ============
 High Yield Series            $        -  $ 170,972  $          -     2009                -
                                       -    594,401        51,555     2010
                                       -          -       553,553     2011
                              ----------  ---------  ------------
                              $        -  $ 765,373  $    605,108
                              ==========  =========  ============
 Income Opportunity Series    $        -  $       -  $    199,830     2013                -
                              ==========  =========  ============

      The tax character of distributions paid during the fiscal years ended December 31, 2005 and 2004 (adjusted by dividends payable), was as follows:

                                            LONG-TERM
                               ORDINARY      CAPITAL    RETURN OF
                                INCOME        GAIN       CAPITAL      TOTAL
                              -----------  -----------  ---------  -----------
2005
Security Income Fund:
 Capital Preservation Series  $17,560,146  $ 3,487,231  $       -  $21,047,377**
 Capital Preservation Series    3,019,492      364,369     33,359    3,417,220*
 Diversified Income Series      3,680,475            -          -    3,680,475
 High Yield Series              2,565,273            -     17,314    2,582,587
 Income Opportunity Series      3,798,499            -          -    3,798,499
Security Cash Fund              1,060,745            -          -    1,060,745
2004
Security Income Fund:
 Capital Preservation Series  $25,415,718  $   382,062  $       -  $25,797,780***
 Diversified Income Series      4,178,090            -      7,310    4,185,400
 High Yield Series              2,287,476            -     64,276    2,351,752
 Income Opportunity Series      1,425,122            -          -    1,425,122
Security Cash Fund                206,152            -          -      206,152

*     For the period October 1, 2005 to December 31, 2005

**    For the period September 30, 2004 to September 30, 2005.

***   For the period September 30, 2003 to September 30, 2004.

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

Notes to Financial Statements
June 30, 2006

As of December 31, 2005 the components of distributable earnings/(deficit) on a tax basis were as follows:

                                 UNDISTRIBUTED  UNDISTRIBUTED   ACCUMULATED      UNREALIZED
                                   ORDINARY       LONG-TERM     CAPITAL AND     APPRECIATION       DISTRIBUTABLE
                                    INCOME          GAIN       OTHER LOSSES*  (DEPRECIATION)**  EARNINGS/(DEFICIT)***
                                 -------------  -------------  -------------  ----------------  ---------------------
Security Income Fund:
    Capital Preservation Series     $     -           -        ($ 2,177,467)  ($    1,960,990)   ($       4,138,457)
    Diversified Income Series         6,221           -          (5,818,075)       (1,023,722)           (6,835,576)
    High Yield Series                     -           -            (605,108)         (593,818)           (1,198,926)
    Income Opportunity Series        82,070           -            (199,830)          525,321               407,561

* Certain Funds had net capital loss carryovers as identified elsewhere in the Notes.

** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, and the differences between book and tax basis bond discount accretion.

*** The difference between total distributable earnings/(deficit) for book and tax purposes is related to the dividends payable at the end of the fiscal year.

For federal income tax purposes, the Security Income Fund - Capital Preservation Series designates $364,369 as capital gain dividends for the fiscal year ended December 31, 2005.

5. INVESTMENT TRANSACTIONS

      Investment transactions for the six months ended June 30, 2006 (excluding overnight investments and short-term debt securities) were as follows:

                        CAPITAL       DIVERSIFIED       HIGH           INCOME
                      PRESERVATION      INCOME         YIELD        OPPORTUNITY
                         SERIES         SERIES         SERIES          SERIES
                      ------------   ------------   ------------   ------------
Purchases             $ 78,553,366   $ 44,906,468   $ 20,251,413   $ 96,438,893
Proceeds from sales   $108,648,466   $ 44,941,317   $ 18,822,197   $109,749,396

6. OPEN FUTURES CONTRACTS

      Open futures contracts for Capital Preservation Series and Diversified Income Series as of June 30, 2006 were as follows:

                                       NUMBER OF  EXPIRATION    CONTRACT        MARKET      UNREALIZED
                             POSITION  CONTRACTS     DATE        AMOUNT         VALUE       GAIN/(LOSS)
                             --------  ---------  ----------  -------------  ------------   -----------
CAPITAL PRESERVATION SERIES
90-Day Euro Future             Long       450     09-18-2006   106,495,000   $106,222,500   ($  272,500)
U.S. 2-Year Note Future        Long        70     09-29-2006    14,200,402     14,194,688        (5,714)
U.S. 5-Year Note Future        Short     (110)    09-29-2006   (11,437,349)   (11,374,688)       62,661
U.S. 10-Year Note Future       Short     (110)    09-15-2006   (11,596,334)   (11,534,531)       61,803
                                                              ------------   ------------   -----------
                                                                97,661,719   $ 97,507,969   ($  153,750)
                                                              ============   ============   ===========

DIVERSIFIED INCOME SERIES
90-Day Euro Future             Long        50     09-18-2006    11,832,500   $ 11,802,500   ($   30,000)
U.S. 5-Year Note Future        Long        25     09-29-2006     2,602,665      2,585,156       (17,509)
U.S. 10-Year Note Future       Long        35     09-15-2006     3,709,263      3,670,078       (39,185)
                                                              ------------   ------------   -----------
                                                                18,144,428   $ 18,057,734   ($   86,694)
                                                              ============   ============   ===========

Directors and Officers (unaudited)
The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED***          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
----------------------   ------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.**   Business broker, Griffith & Blair Realtors
(12-14-46)               Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**    Chairman, CEO, Secretary & Director, The Martin Tractor Company, Inc.;
(05-11-39)               Director - Stormont-Vail Corporation
2004                     Director - Concerned Citizens for Topeka
                         Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**        President, Washburn University
(09-20-46)               President, J&J Bonanza
2005

Penny A. Lumpkin**       Partner, Vivians' Gift Shop (Corporate Retail)
(08-20-39)               Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development)
1993                     Vice President, PLB (Real Estate Equipment Leasing)
                         Vice President, Town Crier (Retail)
                         Prior to 1999:
                         Vice President & Treasurer, Palmer News, Inc.
                         Vice President, M/S News, Inc.
                         Secretary, Kansas City Periodicals
                         Prior to 2002:
                         Vice President, Bellaire Shopping Center (Managing and Leasing)
                         Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**   President & Chief Executive Officer, Stormont-Vail HealthCare
(12-18-43)               DIrector - VHA Mid-America
1998                     Director - Go Topeka

Michael G. Odlum*        President & Managing Member Representative, Security Management Company, LLC
(01-12-52)               Senior Vice President and Chief Investment Officer, Security Corporation and
2006 (Acting Chairman    Security Benefit Life Insurance Company
of the Board)            Director, Security Distributors, Inc.
2004 (President)         Director, Vice President and Chief Investment Officer, First Security Benefit Life Insurance and
2004 (Director)          Annuity Company of New York

* These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Fund's joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.

*** Each director oversees 28 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

OFFICERS

NAME
(DATE OF BIRTH)
TITLE - YEAR ELECTED*     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
------------------------  -------------------------------------------------------------------------------------------------
Steven M. Bowser          Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(02-11-60)                Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company
Vice President - 2003

Christina Fletcher        Portfolio Manager, Security Management Company, LLC
(07-25-72)                Credit Analyst/Portfolio Manager, Horizon Cash Management
Vice President - 2005     Senior Money Market Trader, Scudder Investments

Brenda M. Harwood         Assistant Vice President, Chief Compliance Officer & Treasurer, Security Management Company, LLC;
(11-03-63)                Assistant Vice President, Security Benefit Life Insurance Company
Chief Compliance Officer  Vice President & Director, Security Distributors, Inc.
  - 2004
Treasurer - 1988

Richard J. King           Vice President & Head of Fixed Income Asset Management, Security Management Company, LLC;
(03-59)                   Partner, Head of Portfolio Management, INVESCO
Vice President - 2005

Mark Lamb                 Vice President, Security Management Company, LLC,
(02-03-60)                Vice President, Security Benefit Life Insurance Company
Vice President - 2003

Amy J. Lee                Secretary, Security Management Company, LLC & Security Distributors, Inc.;
(06-05-61)                Secretary, Security Distributors, Inc.
Secretary - 1987          Vice President, Associate General Counsel & Assistant Secretary,

Mark Mitchell             Vice President & Portfolio Manager, Security Management Company, LLC
(08-24-64)
Vice President - 2003

Christopher Phalen        Vice President & Portfolio Manager, Security Management
(11-9-70)                 Company, LLC;
Vice President - 2002     Vice President, Security Benefit Life Insurance Company

James P. Schier           Vice President & Senior Portfolio Manager, Security Management Company, LLC;
(12-28-57)                Vice President, Security Benefit Life Insurance Company
Vice President - 1998

Cindy L. Shields          Vice President & Head of Equity Asset Management, Security Management Company, LLC,
(06-05-67)                Vice President, Security Benefit Life Insurance Company
Vice President - 1988

Christopher D. Swickard   Assistant Secretary, Security Management Company, LLC;
(10-09-65)                Second Vice President & Counsel,
Assistant Secretary - 1996Security Benefit Life Insurance Company

David G. Toussaint        Assistant Vice President & Portfolio Manager, Security Management
(10-10-66)                Company, LLC;
Vice President - 2001     Assistant Vice President, Security Benefit Lfe Insurance Company

Eric Welt                 Vice President, Director of Portfolio Risk Analysis & Consultant Relations,
(10-31-67)                Portfolio Risk Manager, Security Management Company, LLC;
Vice President - 2006     Associate Director - Senior Due Dilligence Analyst, Bear Stearns & Company

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

                      This page left blank intentionally.

                      This page left blank intentionally.

OTHER INFORMATION

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP OF MUTUAL FUNDS

Security Equity Fund
   -  Alpha Opportunity Series
   -  Equity Series
   -  Global Series
   -  Mid Cap Value Series
   -  Select 25 Series
   -  Small Cap Growth Series
Security Large Cap Value Fund
Security Mid Cap Growth Fund
Security Income Fund
   -  Capital Preservation Series
   -  Diversified Income Series
   -  High Yield Series
   -  Income Opportunity Series
Security Cash Fund

                     SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS
Donald A. Chubb, Jr.
Harry W. Craig, Jr.
Jerry B. Farley
Penny A. Lumpkin
Michael G. Odlum
Maynard F. Oliverius

OFFICERS
Michael G. Odlum, President
Steve M. Bowser, Vice President
Christina Fletcher, Vice President
Richard J. King, Vice President
Mark Lamb, Vice President
Mark Mitchell, Vice President
Christopher Phalen, Vice President
James P. Schier, Vice President
Cindy L. Shields, Vice President
David G. Toussaint, Vice President
Eric Welt, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY BENEFIT LOGO]                                            PRESORTED
Security Distributors Inc.                                          STANDARD
One Security Benefit Place - Topeka, Kansas 66636-0001 -         US POSTAGE PAID
securitybenefit.com                                               PERMIT #3602
                                                                BERWYN, IL 60402





SDI 609 (R6-06)                                                   46-06099-01

ITEM 2. CODE OF ETHICS.

     Not required at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not required at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

      (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

      (a)   (1) Not required at this time.

            (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  SECURITY CASH FUND

                                  By: MICHAEL G. ODLUM
                                      --------------------------------
                                      Michael G. Odlum, President

                                  Date: August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: MICHAEL G. ODLUM
                                      ----------------------------------
                                      Michael G. Odlum, President

                                  Date: August 30, 2006

                                  By: BRENDA M. HARWOOD
                                      ----------------------------------
                                      Brenda M. Harwood, Treasurer

                                  Date: August 30, 2006